Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JNL Series Trust
Entity Central Index Key	0000933691
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
JNL/AMERICAN FUNDS BALANCED FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Balanced Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Balanced Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$46	0.90%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 3,945,019,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 3,811,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,945,019
Number of Investments:	1
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	3,811

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

JNL/American Funds Bond Fund of America Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Bond Fund of America Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$41	0.83%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 503,000
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	519,365
Number of Investments:	1
Portfolio Turnover (%):	112
Total Advisory Fees Paid ($):	503

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

JNL/American Funds Capital Income Builder Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Capital Income Builder Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$49	0.95%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 801,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	611,300
Number of Investments:	1
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	801

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

JNL/American Funds Global Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Global Growth Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Global Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$58	1.06%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,487,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,463,172
Number of Investments:	1
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	1,487

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

JNL/American Funds Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$46	0.90%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 7,120,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,191,321
Number of Investments:	1
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	7,120

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS GROWTH-INCOME FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth-Income Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$48	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 15,087,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	13,237,007
Number of Investments:	1
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	15,087

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS INTERNATIONAL FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds International Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds International Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$61	1.15%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,758,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,576,571
Number of Investments:	1
Portfolio Turnover (%):	69
Total Advisory Fees Paid ($):	1,758

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS NEW WORLD FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds New World Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds New World Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$68	1.27%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.27%
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 2,194,000
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,635,774
Number of Investments:	1
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	2,194

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

JNL/American Funds Washington Mutual Investors Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Washington Mutual Investors Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$47	0.92%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 5,464,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,326,908
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	5,464

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/MELLON BOND INDEX FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Bond Index Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Bond Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$28	0.57%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 465,000
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,011,689
Number of Investments:	1
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	465

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

JNL/MELLON EMERGING MARKETS INDEX FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Emerging Markets Index Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$40	0.72%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.72%
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 618,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,361,328
Number of Investments:	1
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	618

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

JNL/MELLON INTERNATIONAL INDEX FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon International Index Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon International Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$31	0.60%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 847,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,082,807
Number of Investments:	1
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	847

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

JNL/MELLON S&P 400 MIDCAP INDEX FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon S&P 400 MidCap Index Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$30	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 991,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,641,207
Number of Investments:	1
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	991

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/MELLON SMALL CAP INDEX FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Small Cap Index Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$31	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.56%
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 790,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,804,627
Number of Investments:	1
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	790

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL AGGRESSIVE GROWTH ALLOCATION FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL Aggressive Growth Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 706,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,499,347
Number of Investments:	23
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	706

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	56.9
International Equity	22.2
Emerging Markets Equity	9.8
Global Equity	5.4
Alternative	3.0
Domestic Fixed Income	2.7
Total Net Assets	100.0

JNL Conservative Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Conservative Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Conservative Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 345,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	545,969
Number of Investments:	25
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	345

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	57.8
Alternative	13.2
Domestic Equity	10.4
Domestic Balanced	6.1
Emerging Markets Fixed Income	4.9
International Equity	4.1
Emerging Markets Equity	3.5
Total Net Assets	100.0

JNL GROWTH ALLOCATION FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL Growth Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 1,226,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,787,901
Number of Investments:	29
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,226

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	48.3
International Equity	19.6
Domestic Fixed Income	10.0
Alternative	8.7
Emerging Markets Equity	8.5
Global Equity	4.0
Emerging Markets Fixed Income	0.9
Total Net Assets	100.0

JNL Moderate Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Moderate Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 850,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,814,105
Number of Investments:	30
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	850

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	38.3
Domestic Equity	22.0
Alternative	13.0
International Equity	10.2
Domestic Balanced	5.7
Emerging Markets Equity	4.4
Emerging Markets Fixed Income	3.8
Global Equity	2.6
Total Net Assets	100.0

JNL MODERATE GROWTH ALLOCATION FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL Moderate Growth Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 1,438,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,300,255
Number of Investments:	31
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,438

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	37.2
Domestic Fixed Income	24.8
International Equity	14.3
Alternative	12.2
Emerging Markets Equity	5.7
Global Equity	3.4
Emerging Markets Fixed Income	2.4
Total Net Assets	100.0

JNL Multi-Manager Global Small Cap Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Global Small Cap Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Global Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$49	0.92%

(a)

Effective April 27, 2026, the Fund operates as a Fund of Funds. Prior to April 27, 2026, the Fund operated under a Master Feeder structure, and the expenses shown in the table reflect the combined Master Feeder expenses for the period prior to the conversion and expenses for the period after the conversion.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 352,000
Investment Company, Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	642,588
Number of Investments:	3
Portfolio Turnover (%):	101
Total Advisory Fees Paid ($):	352

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	52.3
International Equity	47.7
Total Net Assets	100.0

JNL/JPMorgan Managed Aggressive Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Aggressive Growth Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Aggressive Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 895,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,107,193
Number of Investments:	28
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	895

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	62.7
International Equity	22.1
Emerging Markets Equity	5.7
Alternative	4.9
Domestic Fixed Income	4.6
Total Net Assets	100.0

JNL/JPMorgan Managed Conservative Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Conservative Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Conservative Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 320,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	611,524
Number of Investments:	30
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	320

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	65.7
Domestic Equity	15.2
Alternative	8.6
International Equity	4.9
Global Fixed Income	4.2
Emerging Markets Equity	1.4
Total Net Assets	100.0

JNL/JPMorgan Managed Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Growth Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 1,591,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,888,967
Number of Investments:	30
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,591

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	56.2
International Equity	20.0
Domestic Fixed Income	13.7
Alternative	5.1
Emerging Markets Equity	5.0
Total Net Assets	100.0

JNL/JPMorgan Managed Moderate Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Moderate Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Moderate Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 692,000
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,539,877
Number of Investments:	35
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	692

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	47.4
Domestic Equity	29.3
International Equity	10.3
Alternative	7.5
Global Fixed Income	2.8
Emerging Markets Equity	2.7
Total Net Assets	100.0

JNL/JPMorgan Managed Moderate Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Moderate Growth Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Moderate Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 1,456,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,509,556
Number of Investments:	33
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	1,456

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	42.9
Domestic Fixed Income	30.8
International Equity	15.3
Alternative	7.3
Emerging Markets Equity	3.7
Total Net Assets	100.0

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 3,865,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,550,192
Number of Investments:	16
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	3,865

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	44.3
International Equity	17.6
Domestic Fixed Income	14.7
Global Equity	13.1
Emerging Markets Equity	8.9
Emerging Markets Fixed Income	1.4
Total Net Assets	100.0

JNL/American Funds Moderate Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Moderate Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Moderate Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 79,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	89,818
Number of Investments:	16
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	79

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	49.7
Domestic Equity	24.0
International Equity	9.5
Global Equity	8.0
Emerging Markets Equity	4.9
Emerging Markets Fixed Income	3.9
Total Net Assets	100.0

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Moderate Growth Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 2,274,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,511,014
Number of Investments:	16
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	2,274

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	36.2
Domestic Fixed Income	31.3
International Equity	13.4
Global Equity	10.1
Emerging Markets Equity	6.4
Emerging Markets Fixed Income	2.6
Total Net Assets	100.0

JNL Growth ETF Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Growth ETF Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 427,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	473,420
Number of Investments:	26
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	427

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	48.3
International Equity	18.9
Domestic Fixed Income	15.9
Emerging Markets Equity	10.0
Securities Lending Collateral	4.5
Global Equity	3.7
Alternative	2.1
Emerging Markets Fixed Income	1.0
Short Term Investments	0.1
Total Net Assets	104.5

JNL Moderate ETF Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Moderate ETF Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 234,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	249,368
Number of Investments:	25
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	234

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	51.7
Domestic Equity	25.6
International Equity	10.4
Emerging Markets Equity	6.2
Securities Lending Collateral	4.5
Emerging Markets Fixed Income	3.9
Alternative	2.2
Total Net Assets	104.5

JNL Moderate Growth ETF Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Moderate Growth ETF Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 367,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	385,239
Number of Investments:	26
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	367

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	36.8
Domestic Fixed Income	33.2
International Equity	14.7
Emerging Markets Equity	7.8
Securities Lending Collateral	5.3
Emerging Markets Fixed Income	2.7
Global Equity	2.5
Alternative	2.2
Total Net Assets	105.2

JNL/Vanguard Growth ETF Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Growth ETF Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 1,978,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,169,792
Number of Investments:	20
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	1,978

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	56.4
International Equity	19.0
Domestic Fixed Income	12.7
Emerging Markets Equity	8.6
Securities Lending Collateral	4.6
Emerging Markets Fixed Income	1.9
Global Fixed Income	1.4
Total Net Assets	104.6

JNL/Vanguard Moderate ETF Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Moderate ETF Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 570,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	579,097
Number of Investments:	21
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	570

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	43.4
Domestic Equity	31.6
International Equity	10.6
Global Fixed Income	4.9
Emerging Markets Fixed Income	4.8
Emerging Markets Equity	4.6
Securities Lending Collateral	4.5
Short Term Investments	0.0
Total Net Assets	104.4

JNL/Vanguard Moderate Growth ETF Allocation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Moderate Growth ETF Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 990,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,017,490
Number of Investments:	20
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	990

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	45.2
Domestic Fixed Income	27.4
International Equity	14.0
Emerging Markets Equity	6.5
Securities Lending Collateral	5.3
Emerging Markets Fixed Income	3.8
Global Fixed Income	3.1
Total Net Assets	105.3

JNL Multi-Manager Alternative Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Alternative Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	2.13%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.13%
Holdings Count | Holdings	1,475
Advisory Fees Paid, Amount	$ 5,112,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	958,718
Number of Investments:	1,475
Portfolio Turnover (%):	78
Total Advisory Fees Paid ($):	5,112

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Other Short Term Investments	36.4
Information Technology	20.4
Private Investment Funds	11.9
Financials	10.5
Communication Services	9.2
Non-U.S. Government Agency ABS	8.8
Industrials	7.8
Health Care	6.5
Consumer Discretionary	5.4
Derivative Instruments	5.4
Other Sectors	12.9
Total Net Assets	135.2
Short Investments
Information Technology	(16.2)
Investment Companies	(3.6)
Derivative Instruments	(2.4)
Industrials	(2.0)
Consumer Discretionary	(1.7)
Health Care	(1.5)
Financials	(1.5)
Government Securities	(1.2)
Energy	(1.0)
Communication Services	(0.9)
Other Sectors	(1.4)
Total Net Assets	(33.4)

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Emerging Markets Equity Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.22%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.22%
Holdings Count | Holdings	427
Advisory Fees Paid, Amount	$ 5,639,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,575,817
Number of Investments:	427
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	5,639

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	34.4
Financials	20.1
Industrials	9.2
Energy	7.0
Communication Services	6.1
Utilities	4.9
Consumer Discretionary	4.8
Materials	4.7
Consumer Staples	2.3
Other Short Term Investments	2.2
Other Sectors	4.8
Total Net Assets	100.5
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

JNL Multi-Manager Floating Rate Income Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Floating Rate Income Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Floating Rate Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Holdings Count | Holdings	1,108
Advisory Fees Paid, Amount	$ 2,114,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	925,513
Number of Investments:	1,108
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	2,114

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	30.1
Other Short Term Investments	15.3
Information Technology	15.3
Financials	11.9
Consumer Discretionary	10.8
Communication Services	10.4
Health Care	5.3
Materials	3.9
Consumer Staples	2.4
Energy	2.3
Other Sectors	3.8
Total Net Assets	111.5

JNL Multi-Manager International Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager International Equity Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager International Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.97%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%
Holdings Count | Holdings	281
Advisory Fees Paid, Amount	$ 2,967,000
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,441,754
Number of Investments:	281
Portfolio Turnover (%):	83
Total Advisory Fees Paid ($):	2,967

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	25.4
Financials	20.1
Industrials	16.7
Health Care	11.0
Consumer Discretionary	6.7
Materials	4.7
Energy	3.6
Communication Services	3.6
Consumer Staples	3.3
Utilities	2.7
Other Sectors	5.3
Total Net Assets	103.1

JNL Multi-Manager International Small Cap Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager International Small Cap Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.21%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%
Holdings Count | Holdings	358
Advisory Fees Paid, Amount	$ 3,088,000
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,006,207
Number of Investments:	358
Portfolio Turnover (%):	74
Total Advisory Fees Paid ($):	3,088

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	23.6
Information Technology	19.4
Financials	11.7
Materials	10.1
Consumer Discretionary	9.8
Energy	6.1
Health Care	5.6
Communication Services	3.7
Real Estate	3.5
Utilities	2.5
Other Sectors	3.4
Total Net Assets	99.4
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

JNL MULTI-MANAGER MID CAP FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Mid Cap Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Holdings Count | Holdings	312
Advisory Fees Paid, Amount	$ 3,327,000
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,116,778
Number of Investments:	312
Portfolio Turnover (%):	82
Total Advisory Fees Paid ($):	3,327

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	28.7
Information Technology	14.4
Consumer Discretionary	8.7
Health Care	7.7
Financials	7.6
Consumer Staples	7.4
Materials	6.7
Investment Companies	4.9
Energy	3.7
Real Estate	3.5
Other Sectors	7.1
Total Net Assets	100.4

JNL Multi-Manager Select Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Select Equity Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Select Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 3,624,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,546,373
Number of Investments:	103
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	3,624

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	17.9
Health Care	15.0
Industrials	13.0
Financials	11.8
Consumer Discretionary	7.2
Consumer Staples	7.1
Communication Services	7.0
Utilities	5.4
Private Investment Funds	4.5
Energy	3.5
Other Sectors	6.1
Total Net Assets	98.5

JNL Multi-Manager Small Cap Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Small Cap Growth Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.97%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%
Holdings Count | Holdings	470
Advisory Fees Paid, Amount	$ 6,304,000
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,542,108
Number of Investments:	470
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	6,304

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	29.3
Health Care	22.9
Information Technology	19.8
Consumer Discretionary	9.0
Financials	8.8
Securities Lending Collateral	2.6
Other Short Term Investments	2.0
Consumer Staples	2.0
Energy	1.6
Materials	1.6
Other Sectors	3.0
Total Net Assets	102.6

JNL MULTI-MANAGER SMALL CAP VALUE FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Small Cap Value Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.07%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%
Holdings Count | Holdings	629
Advisory Fees Paid, Amount	$ 6,022,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,010,206
Number of Investments:	629
Portfolio Turnover (%):	59
Total Advisory Fees Paid ($):	6,022

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.5
Industrials	19.4
Information Technology	11.4
Consumer Discretionary	11.3
Health Care	9.0
Real Estate	5.9
Energy	4.3
Investment Companies	3.8
Materials	3.7
Consumer Staples	3.7
Other Sectors	7.4
Total Net Assets	100.4

JNL/BLACKROCK GLOBAL ALLOCATION FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Global Allocation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Holdings Count | Holdings	2,983
Advisory Fees Paid, Amount	$ 8,188,000
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,425,260
Number of Investments:	2,983
Portfolio Turnover (%):	82
Total Advisory Fees Paid ($):	8,188

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	91.6
Information Technology	21.6
Industrials	11.2
Financials	10.6
Communication Services	8.0
Consumer Discretionary	7.8
Other Short Term Investments	6.9
Health Care	6.6
Non-U.S. Government Agency ABS	5.9
Energy	3.9
Other Sectors	17.5
Total Net Assets	191.6
Short Investments
Derivative Instruments	(68.0)
Total Net Assets	(68.0)

JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Global Natural Resources Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 2,132,000
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	703,275
Number of Investments:	45
Portfolio Turnover (%):	38
Total Advisory Fees Paid ($):	2,132

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Materials	59.8
Energy	32.8
Consumer Staples	3.1
Industrials	2.4
Securities Lending Collateral	1.9
Other Short Term Investments	1.8
Total Net Assets	101.8

JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Large Cap Select Growth Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 9,048,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,445,790
Number of Investments:	34
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	9,048

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	53.2
Industrials	15.2
Communication Services	10.4
Consumer Discretionary	8.4
Real Estate	4.2
Health Care	3.2
Energy	2.5
Materials	1.9
Consumer Staples	0.9
Other Short Term Investments	0.2
Total Net Assets	100.1

JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Causeway International Value Select Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Causeway International Value Select Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 6,793,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,675,519
Number of Investments:	66
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	6,793

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	23.8
Industrials	20.4
Health Care	12.6
Information Technology	11.2
Consumer Discretionary	9.4
Consumer Staples	8.6
Communication Services	6.1
Utilities	3.5
Materials	3.2
Real Estate	0.9
Other Sectors	0.3
Total Net Assets	100.0
Short Investments
Derivative Instruments	(0.0)
Total Net Assets	(0.0)

JNL/Cohen & Steers U.S. Realty Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Cohen & Steers U.S. Realty Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Cohen & Steers U.S. Realty Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.07%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 766,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	609,775
Number of Investments:	39
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	766

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Real Estate	97.4
Consumer Discretionary	1.3
Securities Lending Collateral	1.0
Health Care	0.7
Warrants	0.1
Total Net Assets	100.5

JNL/DFA International Core Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/DFA International Core Equity Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA International Core Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Holdings Count | Holdings	1,075
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	693,443
Number of Investments:	1,075
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	1,500

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	21.8
Industrials	19.1
Materials	10.5
Consumer Discretionary	10.0
Health Care	8.5
Information Technology	7.0
Energy	6.4
Consumer Staples	6.0
Communication Services	4.2
Utilities	3.8
Other Sectors	3.1
Total Net Assets	100.4

JNL/DFA U.S. CORE EQUITY FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/DFA U.S. Core Equity Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Holdings Count | Holdings	2,151
Advisory Fees Paid, Amount	$ 2,834,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,760,120
Number of Investments:	2,151
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	2,834

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	29.5
Financials	14.6
Industrials	12.5
Consumer Discretionary	10.2
Health Care	9.7
Communication Services	7.9
Consumer Staples	4.8
Energy	4.7
Materials	3.2
Utilities	2.4
Other Sectors	0.6
Total Net Assets	100.1

JNL/DFA U.S. Small Cap Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/DFA U.S. Small Cap Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.98%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
Holdings Count | Holdings	1,986
Advisory Fees Paid, Amount	$ 2,046,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	860,534
Number of Investments:	1,986
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	2,046

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	20.2
Financials	19.7
Consumer Discretionary	13.6
Health Care	13.2
Information Technology	13.0
Energy	5.3
Materials	4.9
Consumer Staples	4.0
Communication Services	2.7
Utilities	2.6
Other Sectors	1.9
Total Net Assets	101.1

JNL/DoubleLine Core Fixed Income Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Core Fixed Income Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Holdings Count | Holdings	1,618
Advisory Fees Paid, Amount	$ 4,553,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,384,159
Number of Investments:	1,618
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	4,553

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	73.4
Government Securities	23.6
U.S. Government Agency MBS	23.5
Non-U.S. Government Agency ABS	23.1
Financials	5.5
Utilities	4.3
Industrials	4.2
Energy	2.6
Communication Services	2.2
Consumer Discretionary	2.1
Other Sectors	8.3
Total Net Assets	172.8
Short Investments
Derivative Instruments	(11.3)
Total Net Assets	(11.3)

JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Emerging Markets Fixed Income Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Holdings Count | Holdings	168
Advisory Fees Paid, Amount	$ 1,045,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	330,363
Number of Investments:	168
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	1,045

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Utilities	17.8
Government Securities	16.2
Financials	15.8
Materials	13.6
Energy	10.4
Industrials	9.5
Consumer Staples	9.1
Other Short Term Investments	2.0
Consumer Discretionary	1.6
Communication Services	1.6
Other Sectors	1.8
Total Net Assets	99.4

JNL/DoubleLine Shiller Enhanced CAPE Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Shiller Enhanced CAPE Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Holdings Count | Holdings	648
Advisory Fees Paid, Amount	$ 3,555,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,238,814
Number of Investments:	648
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	3,555

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	101.2
Non-U.S. Government Agency ABS	50.0
Government Securities	21.1
U.S. Government Agency MBS	8.1
Financials	5.9
Industrials	4.0
Utilities	2.3
Energy	1.8
Health Care	1.4
Materials	1.2
Other Sectors	5.3
Total Net Assets	202.3

JNL/DoubleLine Total Return Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Total Return Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Holdings Count | Holdings	495
Advisory Fees Paid, Amount	$ 3,672,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,657,853
Number of Investments:	495
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	3,672

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	72.6
U.S. Government Agency MBS	53.8
Non-U.S. Government Agency ABS	43.0
Government Securities	1.5
Other Short Term Investments	1.5
Total Net Assets	172.4
Short Investments
Derivative Instruments	(4.2)
Total Net Assets	(4.2)

JNL/Dreyfus Government Money Market Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Dreyfus Government Money Market Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Dreyfus Government Money Market Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Holdings Count | Holdings	142
Advisory Fees Paid, Amount	$ 1,890,000
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,495,732
Number of Investments:	142
Total Advisory Fees Paid ($):	1,890

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	51.5
Repurchase Agreements	46.3
Discount Notes	1.9
Total Net Assets	99.7

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Holdings Count | Holdings	111
Advisory Fees Paid, Amount	$ 3,151,000
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,336,641
Number of Investments:	111
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	3,151

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	53.4
Communication Services	14.0
Consumer Discretionary	9.7
Health Care	7.7
Industrials	6.2
Financials	3.9
Consumer Staples	3.0
Other Short Term Investments	2.7
Energy	0.6
Materials	0.3
Other Sectors	0.0
Total Net Assets	101.5

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Fidelity Institutional AM Total Bond Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Fidelity Institutional AM Total Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Holdings Count | Holdings	2,830
Advisory Fees Paid, Amount	$ 2,617,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,429,673
Number of Investments:	2,830
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	2,617

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	39.3
U.S. Government Agency MBS	17.4
Non-U.S. Government Agency ABS	13.4
Derivative Instruments	12.8
Financials	11.9
Energy	3.7
Communication Services	2.9
Industrials	2.7
Other Short Term Investments	2.6
Real Estate	2.1
Other Sectors	9.1
Total Net Assets	117.9
Short Investments
Derivative Instruments	(3.1)
U.S. Government Agency MBS	(0.1)
Total Net Assets	(3.2)

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/First Sentier Global Infrastructure Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 1,657,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	454,906
Number of Investments:	42
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,657

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Utilities	45.1
Industrials	38.8
Energy	9.2
Real Estate	5.1
Securities Lending Collateral	1.7
Communication Services	1.6
Total Net Assets	101.5

JNL/FRANKLIN TEMPLETON INCOME FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Franklin Templeton Income Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Holdings Count | Holdings	277
Advisory Fees Paid, Amount	$ 3,625,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,412,220
Number of Investments:	277
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	3,625

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Equity Linked Structured Notes	13.6
Health Care	13.6
Financials	9.2
Energy	9.2
Industrials	7.9
Consumer Staples	6.8
Utilities	6.6
Consumer Discretionary	6.1
U.S. Government Agency MBS	5.5
Information Technology	5.3
Other Sectors	18.1
Total Net Assets	101.9

JNL/GOLDMAN SACHS 4 FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs 4 Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Holdings Count | Holdings	144
Advisory Fees Paid, Amount	$ 6,294,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,384,824
Number of Investments:	144
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	6,294

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	40.0
Financials	12.2
Health Care	8.8
Consumer Discretionary	8.5
Communication Services	7.5
Industrials	7.5
Energy	3.2
Utilities	3.1
Real Estate	3.0
Materials	2.8
Other Sectors	4.2
Total Net Assets	100.8

JNL/GQG Emerging Markets Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/GQG Emerging Markets Equity Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.33%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%
Holdings Count | Holdings	78
Advisory Fees Paid, Amount	$ 3,283,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	728,544
Number of Investments:	78
Portfolio Turnover (%):	44
Total Advisory Fees Paid ($):	3,283

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.4
Energy	18.4
Utilities	14.4
Information Technology	12.9
Industrials	12.1
Consumer Staples	10.7
Communication Services	8.1
Securities Lending Collateral	2.2
Other Short Term Investments	2.0
Materials	1.5
Other Sectors	0.9
Total Net Assets	103.6

JNL/INVESCO SMALL CAP GROWTH FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Small Cap Growth Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.03%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.03%
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 5,430,000
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,030,325
Number of Investments:	100
Portfolio Turnover (%):	64
Total Advisory Fees Paid ($):	5,430

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	27.9
Industrials	24.5
Health Care	22.9
Consumer Discretionary	6.3
Financials	5.4
Energy	4.6
Other Short Term Investments	3.5
Materials	3.2
Utilities	1.4
Consumer Staples	1.3
Other Sectors	1.3
Total Net Assets	102.3

JNL/JPMorgan Hedged Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Hedged Equity Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Holdings Count | Holdings	156
Advisory Fees Paid, Amount	$ 2,069,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	791,485
Number of Investments:	156
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	2,069

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	37.2
Financials	11.9
Consumer Discretionary	10.6
Other Short Term Investments	10.0
Communication Services	9.5
Health Care	8.7
Industrials	8.4
Consumer Staples	3.3
Derivative Instruments	3.3
Energy	2.9
Other Sectors	5.8
Total Net Assets	111.6
Short Investments
Derivative Instruments	(1.3)
Total Net Assets	(1.3)

JNL/JPMORGAN MIDCAP GROWTH FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan MidCap Growth Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Holdings Count | Holdings	114
Advisory Fees Paid, Amount	$ 8,058,000
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,570,587
Number of Investments:	114
Portfolio Turnover (%):	55
Total Advisory Fees Paid ($):	8,058

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	31.8
Industrials	23.6
Health Care	14.3
Consumer Discretionary	11.3
Financials	5.8
Communication Services	3.7
Energy	3.3
Consumer Staples	2.4
Real Estate	1.6
Utilities	1.2
Other Sectors	0.8
Total Net Assets	99.8

JNL/JPMorgan Nasdaq Hedged Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Nasdaq Hedged Equity Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Nasdaq Hedged Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 126,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	55,118
Number of Investments:	98
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	126

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	60.5
Other Short Term Investments	17.1
Communication Services	12.2
Consumer Discretionary	10.9
Consumer Staples	5.7
Derivative Instruments	4.2
Health Care	3.9
Industrials	2.7
Utilities	1.0
Materials	0.9
Other Sectors	1.0
Total Net Assets	120.1
Short Investments
Derivative Instruments	(2.7)
Total Net Assets	(2.7)

JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan U.S. Government & Quality Bond Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Holdings Count | Holdings	317
Advisory Fees Paid, Amount	$ 1,731,000
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,175,289
Number of Investments:	317
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	1,731

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	40.7
U.S. Government Agency MBS	38.9
Non-U.S. Government Agency ABS	11.7
Financials	4.3
Other Short Term Investments	2.7
Derivative Instruments	2.0
Utilities	0.7
Communication Services	0.5
Energy	0.2
Total Net Assets	101.7
Short Investments
Derivative Instruments	(0.3)
Total Net Assets	(0.3)

JNL/JPMORGAN U.S. VALUE FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan U.S. Value Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Holdings Count | Holdings	90
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,415,143
Number of Investments:	90
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	3,300

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.4
Information Technology	17.2
Health Care	13.7
Industrials	12.6
Consumer Discretionary	11.2
Consumer Staples	4.8
Energy	4.6
Utilities	4.1
Communication Services	3.8
Materials	3.7
Other Sectors	3.7
Total Net Assets	99.8

JNL/Loomis Sayles Global Growth Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Loomis Sayles Global Growth Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 2,603,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,005,517
Number of Investments:	44
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	2,603

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Consumer Discretionary	23.3
Communication Services	23.2
Information Technology	18.6
Health Care	12.9
Industrials	8.4
Financials	7.5
Consumer Staples	3.5
Other Short Term Investments	2.5
Derivative Instruments	0.0
Total Net Assets	99.9

JNL/Lord Abbett Short Duration Income Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Lord Abbett Short Duration Income Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Holdings Count | Holdings	744
Advisory Fees Paid, Amount	$ 1,188,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	621,789
Number of Investments:	744
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	1,188

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	45.5
Non-U.S. Government Agency ABS	27.3
Financials	20.2
Energy	10.3
Utilities	6.6
Consumer Discretionary	6.1
Industrials	5.8
Health Care	4.7
Government Securities	3.7
Information Technology	3.5
Other Sectors	11.4
Total Net Assets	145.1
Short Investments
Derivative Instruments	(11.6)
Total Net Assets	(11.6)

JNL/Mellon Communication Services Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Communication Services Sector Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 917,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	906,970
Number of Investments:	50
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	917

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Communication Services	97.3
Information Technology	2.3
Derivative Instruments	0.3
Real Estate	0.1
Consumer Discretionary	0.1
Securities Lending Collateral	0.1
Other Short Term Investments	0.0
Total Net Assets	100.2

JNL/Mellon Consumer Discretionary Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Consumer Discretionary Sector Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Holdings Count | Holdings	141
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,190,480
Number of Investments:	141
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	1,100

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Consumer Discretionary	96.5
Materials	2.0
Industrials	0.6
Consumer Staples	0.6
Derivative Instruments	0.3
Securities Lending Collateral	0.3
Other Short Term Investments	0.2
Information Technology	0.1
Total Net Assets	100.6

JNL/Mellon Consumer Staples Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Consumer Staples Sector Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Consumer Staples Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 398,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	384,061
Number of Investments:	60
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	398

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Consumer Staples	98.9
Derivative Instruments	0.7
Securities Lending Collateral	0.6
Consumer Discretionary	0.6
Other Short Term Investments	0.5
Total Net Assets	101.3

JNL/Mellon Dow Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Dow Index Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Dow Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 1,155,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,347,119
Number of Investments:	33
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	1,155

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	26.6
Industrials	18.9
Information Technology	16.1
Health Care	13.2
Consumer Discretionary	10.2
Communication Services	5.1
Materials	3.9
Consumer Staples	3.9
Energy	1.9
Derivative Instruments	0.3
Other Sectors	0.2
Total Net Assets	100.3

JNL/Mellon Energy Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Energy Sector Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 1,656,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,784,490
Number of Investments:	60
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	1,656

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Energy	99.2
Derivative Instruments	0.4
Utilities	0.3
Other Short Term Investments	0.3
Securities Lending Collateral	0.1
Total Net Assets	100.3

JNL/Mellon Financial Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Financial Sector Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Holdings Count | Holdings	183
Advisory Fees Paid, Amount	$ 1,251,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,376,602
Number of Investments:	183
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	1,251

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	98.8
Derivative Instruments	0.7
Information Technology	0.7
Other Short Term Investments	0.5
Securities Lending Collateral	0.1
Total Net Assets	100.8

JNL/Mellon Healthcare Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Healthcare Sector Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Holdings Count | Holdings	142
Advisory Fees Paid, Amount	$ 2,280,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,677,945
Number of Investments:	142
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	2,280

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Health Care	99.5
Derivative Instruments	0.4
Other Short Term Investments	0.4
Materials	0.1
Securities Lending Collateral	0.1
Rights	0.0
Total Net Assets	100.5

JNL/Mellon Industrials Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Industrials Sector Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Holdings Count | Holdings	213
Advisory Fees Paid, Amount	$ 556,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	744,935
Number of Investments:	213
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	556

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	97.6
Other Short Term Investments	0.9
Consumer Discretionary	0.5
Derivative Instruments	0.5
Information Technology	0.4
Securities Lending Collateral	0.3
Financials	0.3
Materials	0.2
Consumer Staples	0.0
Total Net Assets	100.7

JNL/Mellon Information Technology Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Information Technology Sector Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
Holdings Count | Holdings	198
Advisory Fees Paid, Amount	$ 6,113,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,594,541
Number of Investments:	198
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	6,113

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	97.4
Industrials	1.6
Financials	0.5
Derivative Instruments	0.3
Other Short Term Investments	0.3
Consumer Discretionary	0.2
Securities Lending Collateral	0.1
Communication Services	0.1
Total Net Assets	100.5

JNL/Mellon Materials Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Materials Sector Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 327,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	348,754
Number of Investments:	49
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	327

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Materials	98.4
Industrials	1.0
Derivative Instruments	0.3
Other Short Term Investments	0.2
Total Net Assets	99.9

JNL/Mellon Nasdaq 100 Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Nasdaq 100 Index Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
Holdings Count | Holdings	106
Advisory Fees Paid, Amount	$ 7,848,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	11,201,634
Number of Investments:	106
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	7,848

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	61.0
Communication Services	12.1
Consumer Discretionary	10.6
Consumer Staples	6.2
Health Care	3.5
Industrials	3.4
Utilities	1.1
Materials	1.0
Derivative Instruments	0.5
Energy	0.5
Other Sectors	0.8
Total Net Assets	100.7

JNL/Mellon Real Estate Sector Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Real Estate Sector Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Holdings Count | Holdings	78
Advisory Fees Paid, Amount	$ 208,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	214,676
Number of Investments:	78
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	208

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Real Estate	96.4
Financials	2.6
Securities Lending Collateral	1.6
Derivative Instruments	1.0
Other Short Term Investments	0.8
Total Net Assets	102.4

JNL/MELLON S&P 500 INDEX FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon S&P 500 Index Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
Holdings Count | Holdings	507
Advisory Fees Paid, Amount	$ 8,500,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	18,334,409
Number of Investments:	507
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	8,500

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	37.8
Financials	11.7
Communication Services	9.6
Consumer Discretionary	9.3
Industrials	8.9
Health Care	8.8
Consumer Staples	4.5
Securities Lending Collateral	3.8
Energy	3.0
Utilities	2.2
Other Sectors	4.7
Total Net Assets	104.3

JNL/Mellon U.S. Stock Market Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon U.S. Stock Market Index Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Holdings Count | Holdings	1,187
Advisory Fees Paid, Amount	$ 3,711,000
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,921,534
Number of Investments:	1,187
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	3,711

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	36.0
Financials	11.9
Industrials	10.0
Consumer Discretionary	9.4
Health Care	9.1
Communication Services	9.1
Consumer Staples	4.4
Energy	3.1
Utilities	2.2
Real Estate	2.1
Other Sectors	3.1
Total Net Assets	100.4

JNL/MELLON UTILITIES SECTOR FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Utilities Sector Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 726,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	749,620
Number of Investments:	52
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	726

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Utilities	99.5
Derivative Instruments	0.4
Other Short Term Investments	0.3
Securities Lending Collateral	0.2
Industrials	0.1
Total Net Assets	100.5

JNL/Mellon World Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon World Index Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon World Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Holdings Count | Holdings	1,177
Advisory Fees Paid, Amount	$ 818,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	920,094
Number of Investments:	1,177
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	818

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	30.5
Financials	15.9
Industrials	11.3
Health Care	8.8
Consumer Discretionary	8.7
Communication Services	7.8
Consumer Staples	4.9
Energy	3.5
Materials	3.2
Utilities	2.5
Other Sectors	3.3
Total Net Assets	100.4
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

JNL/MFS Equity Income Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/MFS Equity Income Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/MFS Equity Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 2,051,000
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	830,381
Number of Investments:	100
Portfolio Turnover (%):	111
Total Advisory Fees Paid ($):	2,051

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	21.3
Information Technology	15.8
Health Care	12.3
Industrials	10.3
Consumer Discretionary	8.8
Consumer Staples	6.8
Energy	6.5
Utilities	6.3
Real Estate	4.9
Communication Services	4.4
Other Sectors	3.0
Total Net Assets	100.4

JNL/MFS MID CAP VALUE FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/MFS Mid Cap Value Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Holdings Count | Holdings	157
Advisory Fees Paid, Amount	$ 5,267,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,987,714
Number of Investments:	157
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	5,267

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	18.1
Industrials	17.6
Consumer Discretionary	9.5
Health Care	9.3
Information Technology	9.2
Utilities	7.9
Real Estate	7.6
Energy	7.5
Consumer Staples	5.4
Materials	5.1
Other Sectors	4.0
Total Net Assets	101.2

JNL/Morningstar SMID Moat Focus Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar SMID Moat Focus Index Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Holdings Count | Holdings	112
Advisory Fees Paid, Amount	$ 63,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	18,124
Number of Investments:	112
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	63

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Health Care	22.5
Industrials	16.2
Materials	11.8
Financials	10.9
Consumer Staples	10.4
Consumer Discretionary	10.1
Information Technology	9.1
Communication Services	3.1
Real Estate	2.2
Energy	1.8
Other Sectors	1.5
Total Net Assets	99.6

JNL/Morningstar U.S. Sustainability Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar U.S. Sustainability Index Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Holdings Count | Holdings	274
Advisory Fees Paid, Amount	$ 498,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	402,026
Number of Investments:	274
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	498

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	36.2
Financials	14.7
Consumer Discretionary	11.8
Health Care	11.5
Industrials	8.3
Communication Services	4.3
Consumer Staples	3.7
Real Estate	3.6
Energy	2.3
Materials	2.2
Other Sectors	1.5
Total Net Assets	100.1

JNL/Morningstar Wide Moat Index Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar Wide Moat Index Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 717,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	569,610
Number of Investments:	57
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	717

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	28.0
Health Care	17.8
Consumer Staples	17.7
Industrials	11.5
Consumer Discretionary	11.0
Financials	10.6
Communication Services	2.3
Real Estate	0.7
Derivative Instruments	0.5
Other Short Term Investments	0.0
Total Net Assets	100.1

JNL/Neuberger Berman Commodity Strategy Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Commodity Strategy Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Holdings Count | Holdings	183
Advisory Fees Paid, Amount	$ 139,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	67,770
Number of Investments:	183
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	139

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	106.8
Financials	28.9
Non-U.S. Government Agency ABS	17.7
Other Short Term Investments	15.4
Health Care	9.6
Communication Services	5.4
Utilities	5.3
Energy	3.7
Consumer Discretionary	1.7
Consumer Staples	1.2
Other Sectors	2.0
Total Net Assets	197.7
Short Investments
Derivative Instruments	(0.3)
Total Net Assets	(0.3)

JNL/Neuberger Berman Gold Plus Strategy Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Gold Plus Strategy Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.11%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.11%
Holdings Count | Holdings	83
Advisory Fees Paid, Amount	$ 419,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	102,049
Number of Investments:	83
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	419

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	99.0
Financials	42.8
Health Care	12.8
Utilities	8.5
Other Short Term Investments	8.0
Communication Services	6.5
Energy	5.8
Investment Companies	2.9
Consumer Staples	1.8
Consumer Discretionary	1.8
Other Sectors	3.1
Total Net Assets	193.0

JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Strategic Income Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Holdings Count | Holdings	1,909
Advisory Fees Paid, Amount	$ 2,677,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,330,247
Number of Investments:	1,909
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	2,677

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	64.4
U.S. Government Agency MBS	36.3
Non-U.S. Government Agency ABS	18.7
Financials	13.5
Government Securities	9.5
Communication Services	5.6
Consumer Discretionary	4.6
Utilities	4.3
Industrials	3.9
Energy	3.6
Other Sectors	11.6
Total Net Assets	176.0
Short Investments
Derivative Instruments	(9.2)
Total Net Assets	(9.2)

JNL/Newton Equity Income Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Newton Equity Income Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Newton Equity Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ 8,183,000
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,432,952
Number of Investments:	76
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	8,183

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	25.1
Health Care	14.1
Information Technology	12.7
Industrials	10.8
Energy	7.8
Consumer Discretionary	7.7
Consumer Staples	7.4
Materials	5.9
Communication Services	4.7
Utilities	1.6
Other Sectors	2.0
Total Net Assets	99.8

JNL/PIMCO Income Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Income Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Holdings Count | Holdings	1,274
Advisory Fees Paid, Amount	$ 4,448,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,888,053
Number of Investments:	1,274
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	4,448

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	154.3
U.S. Government Agency MBS	58.8
Non-U.S. Government Agency ABS	29.9
Government Securities	26.0
Other Short Term Investments	17.7
Financials	5.9
Communication Services	3.4
Information Technology	1.7
Energy	1.1
Consumer Discretionary	1.1
Other Sectors	2.8
Total Net Assets	302.7
Short Investments
Derivative Instruments	(99.5)
U.S. Government Agency MBS	(0.5)
Total Net Assets	(100.0)

JNL/PIMCO Investment Grade Credit Bond Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Investment Grade Credit Bond Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Holdings Count | Holdings	1,152
Advisory Fees Paid, Amount	$ 1,332,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	749,770
Number of Investments:	1,152
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,332

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	130.2
Financials	33.9
Government Securities	12.9
U.S. Government Agency MBS	9.9
Utilities	9.3
Energy	8.8
Real Estate	7.5
Health Care	6.2
Communication Services	4.7
Non-U.S. Government Agency ABS	4.3
Other Sectors	12.6
Total Net Assets	240.3
Short Investments
Derivative Instruments	(42.0)
Total Net Assets	(42.0)

JNL/PIMCO REAL RETURN FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Real Return Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Real Return Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	2.01%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.01%
Holdings Count | Holdings	661
Advisory Fees Paid, Amount	$ 2,088,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,057,862
Number of Investments:	661
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	2,088

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	123.0
Derivative Instruments	89.2
U.S. Government Agency MBS	19.1
Non-U.S. Government Agency ABS	9.3
Financials	0.5
Communication Services	0.4
Information Technology	0.4
Consumer Discretionary	0.0
Total Net Assets	241.9
Short Investments
Derivative Instruments	(86.6)
Government Securities	(5.3)
Total Net Assets	(91.9)

JNL/PPM America Emerging Markets Debt Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Emerging Markets Debt Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Emerging Markets Debt Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.93%

(a)

This Fund share class’s shareholder report covers the period of time since inception on April 27, 2026 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.93%
Holdings Count | Holdings	130
Advisory Fees Paid, Amount	$ 43,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	51,114
Number of Investments:	130
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	43

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	59.2
Derivative Instruments	11.9
Energy	9.5
Materials	8.4
Utilities	7.6
Financials	4.7
Consumer Staples	2.1
Other Short Term Investments	2.1
Industrials	1.8
Real Estate	1.1
Other Sectors	1.9
Total Net Assets	110.3
Short Investments
Derivative Instruments	(8.1)
Total Net Assets	(8.1)

JNL/PPM AMERICA HIGH YIELD BOND FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/PPM America High Yield Bond Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Holdings Count | Holdings	334
Advisory Fees Paid, Amount	$ 2,322,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,517,713
Number of Investments:	334
Portfolio Turnover (%):	39
Total Advisory Fees Paid ($):	2,322

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	14.7
Communication Services	13.2
Consumer Discretionary	13.0
Industrials	11.1
Energy	10.6
Information Technology	9.6
Other Short Term Investments	5.9
Health Care	5.6
Materials	5.0
Securities Lending Collateral	4.4
Other Sectors	11.1
Total Net Assets	104.2
Short Investments
Derivative Instruments	(0.5)
Total Net Assets	(0.5)

JNL/PPM America Investment Grade Credit Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Investment Grade Credit Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Holdings Count | Holdings	412
Advisory Fees Paid, Amount	$ 336,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	175,593
Number of Investments:	412
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	336

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	33.5
Health Care	11.3
Utilities	9.0
Communication Services	7.1
Information Technology	6.9
Derivative Instruments	6.6
Industrials	6.4
Consumer Staples	5.2
Energy	4.7
Government Securities	4.6
Other Sectors	12.6
Total Net Assets	107.9
Short Investments
Derivative Instruments	(2.7)
Total Net Assets	(2.7)

JNL/PPM AMERICA TOTAL RETURN FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Total Return Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Total Return Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Holdings Count | Holdings	494
Advisory Fees Paid, Amount	$ 2,527,000
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,264,623
Number of Investments:	494
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	2,527

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	32.9
U.S. Government Agency MBS	22.1
Non-U.S. Government Agency ABS	13.6
Financials	11.5
Derivative Instruments	10.2
Other Short Term Investments	3.7
Utilities	3.3
Communication Services	3.1
Materials	2.7
Consumer Discretionary	1.9
Other Sectors	8.9
Total Net Assets	113.9
Short Investments
Derivative Instruments	(3.3)
Total Net Assets	(3.3)

JNL/RAFI Fundamental U.S. Small Cap Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/RAFI Fundamental U.S. Small Cap Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Holdings Count | Holdings	997
Advisory Fees Paid, Amount	$ 349,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	411,637
Number of Investments:	997
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	349

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	20.0
Financials	16.2
Consumer Discretionary	13.7
Information Technology	13.7
Health Care	9.3
Real Estate	8.5
Energy	5.2
Materials	4.8
Consumer Staples	3.4
Communication Services	2.8
Other Sectors	5.9
Total Net Assets	103.5

JNL/RAFI Multi-Factor U.S. Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/RAFI Multi-Factor U.S. Equity Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Holdings Count | Holdings	884
Advisory Fees Paid, Amount	$ 1,845,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,274,460
Number of Investments:	884
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	1,845

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	26.7
Health Care	14.6
Industrials	13.0
Financials	10.6
Consumer Staples	9.3
Consumer Discretionary	8.2
Energy	6.3
Communication Services	4.8
Materials	3.0
Real Estate	1.8
Other Sectors	2.6
Total Net Assets	100.9

JNL/T. Rowe Price Capital Appreciation Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Capital Appreciation Equity Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Holdings Count | Holdings	93
Advisory Fees Paid, Amount	$ 2,524,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,050,515
Number of Investments:	93
Portfolio Turnover (%):	39
Total Advisory Fees Paid ($):	2,524

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	32.4
Health Care	17.5
Communication Services	10.2
Consumer Discretionary	10.1
Utilities	9.4
Financials	8.8
Industrials	5.5
Consumer Staples	3.8
Energy	2.0
Securities Lending Collateral	1.1
Other Sectors	0.3
Total Net Assets	101.1

JNL/T. Rowe Price Capital Appreciation Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Capital Appreciation Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Holdings Count | Holdings	286
Advisory Fees Paid, Amount	$ 36,930,000
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	15,302,440
Number of Investments:	286
Portfolio Turnover (%):	62
Total Advisory Fees Paid ($):	36,930

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	24.1
Government Securities	15.4
Health Care	12.5
Financials	10.8
Consumer Discretionary	8.7
Utilities	7.9
Communication Services	6.9
Industrials	5.6
Other Short Term Investments	4.5
Consumer Staples	1.7
Other Sectors	1.5
Total Net Assets	99.6
Short Investments
Derivative Instruments	(0.5)
Total Net Assets	(0.5)

JNL/T. Rowe Price Growth Stock Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Growth Stock Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Growth Stock Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Holdings Count | Holdings	115
Advisory Fees Paid, Amount	$ 18,793,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,852,880
Number of Investments:	115
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	18,793

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	54.1
Communication Services	17.0
Industrials	8.1
Consumer Discretionary	7.6
Health Care	5.8
Financials	5.7
Real Estate	0.5
Materials	0.3
Utilities	0.3
Other Short Term Investments	0.2
Other Sectors	0.3
Total Net Assets	99.9

JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Mid-Cap Growth Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Holdings Count | Holdings	294
Advisory Fees Paid, Amount	$ 11,617,000
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,367,882
Number of Investments:	294
Portfolio Turnover (%):	120
Total Advisory Fees Paid ($):	11,617

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	31.2
Industrials	22.6
Health Care	13.3
Consumer Discretionary	11.8
Financials	4.8
Communication Services	4.6
Energy	3.6
Real Estate	2.2
Materials	2.1
Utilities	1.9
Other Sectors	2.5
Total Net Assets	100.6

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Short-Term Bond Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Holdings Count | Holdings	934
Advisory Fees Paid, Amount	$ 1,625,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,031,901
Number of Investments:	934
Portfolio Turnover (%):	63
Total Advisory Fees Paid ($):	1,625

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Non-U.S. Government Agency ABS	32.6
Derivative Instruments	27.7
Government Securities	21.0
Financials	12.2
U.S. Government Agency MBS	7.4
Health Care	4.4
Other Short Term Investments	3.8
Consumer Staples	2.7
Utilities	2.7
Information Technology	2.6
Other Sectors	12.1
Total Net Assets	129.2
Short Investments
Derivative Instruments	(7.2)
Total Net Assets	(7.2)

JNL/T. ROWE PRICE VALUE FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Value Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Holdings Count | Holdings	109
Advisory Fees Paid, Amount	$ 9,429,000
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,377,468
Number of Investments:	109
Portfolio Turnover (%):	38
Total Advisory Fees Paid ($):	9,429

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	19.3
Financials	18.2
Health Care	13.2
Industrials	12.7
Consumer Discretionary	10.2
Energy	7.7
Consumer Staples	4.6
Materials	4.1
Real Estate	3.6
Utilities	3.2
Other Sectors	2.8
Total Net Assets	99.6

JNL/WCM Focused International Equity Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/WCM Focused International Equity Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.09%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 7,250,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,392,534
Number of Investments:	40
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	7,250

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	29.3
Industrials	27.7
Financials	14.7
Health Care	8.1
Consumer Staples	5.8
Consumer Discretionary	4.0
Energy	3.2
Communication Services	2.7
Utilities	1.8
Materials	1.7
Other Sectors	0.6
Total Net Assets	99.6

JNL/Westchester Capital Event Driven Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/Westchester Capital Event Driven Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.50%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Holdings Count | Holdings	472
Advisory Fees Paid, Amount	$ 246,000
Investment Company, Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	47,557
Number of Investments:	472
Portfolio Turnover (%):	133
Total Advisory Fees Paid ($):	246

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	60.4
Financials	25.2
Communication Services	16.7
Other Short Term Investments	15.1
Industrials	9.5
Health Care	6.1
Consumer Discretionary	4.4
Energy	3.8
Materials	2.8
Investment Companies	2.8
Other Sectors	6.0
Total Net Assets	152.8
Short Investments
Derivative Instruments	(16.1)
Energy	(1.5)
Information Technology	(0.4)
Communication Services	(0.3)
Materials	(0.1)
Industrials	(0.1)
Financials	(0.1)
Health Care	(0.0)
Total Net Assets	(18.6)

JNL/WMC BALANCED FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/WMC Balanced Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Balanced Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Holdings Count | Holdings	604
Advisory Fees Paid, Amount	$ 14,456,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,342,542
Number of Investments:	604
Portfolio Turnover (%):	56
Total Advisory Fees Paid ($):	14,456

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	25.3
Government Securities	17.8
Financials	9.3
U.S. Government Agency MBS	7.8
Communication Services	6.7
Consumer Discretionary	6.6
Health Care	6.3
Industrials	5.6
Consumer Staples	3.8
Energy	2.8
Other Sectors	9.2
Total Net Assets	101.2
Short Investments
U.S. Government Agency MBS	(0.3)
Total Net Assets	(0.3)

JNL/WMC Equity Income Fund (A)
Shareholder Report [Line Items]
Fund Name	JNL/WMC Equity Income Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Equity Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Holdings Count | Holdings	75
Advisory Fees Paid, Amount	$ 2,008,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	918,433
Number of Investments:	75
Portfolio Turnover (%):	41
Total Advisory Fees Paid ($):	2,008

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.0
Health Care	17.6
Information Technology	17.4
Industrials	9.3
Consumer Staples	8.2
Energy	7.7
Utilities	7.2
Materials	3.4
Real Estate	3.4
Communication Services	2.9
Other Sectors	3.4
Total Net Assets	100.5

JNL/WMC VALUE FUND (A)
Shareholder Report [Line Items]
Fund Name	JNL/WMC Value Fund
Class Name	Share Class A
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Holdings Count | Holdings	167
Advisory Fees Paid, Amount	$ 1,845,000
Investment Company, Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	949,170
Number of Investments:	167
Portfolio Turnover (%):	134
Total Advisory Fees Paid ($):	1,845

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	22.3
Information Technology	19.9
Health Care	12.6
Industrials	10.6
Consumer Discretionary	9.4
Consumer Staples	7.7
Energy	5.2
Real Estate	4.2
Communication Services	3.9
Materials	3.1
Other Sectors	2.1
Total Net Assets	101.0

JNL/AMERICAN FUNDS BALANCED FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Balanced Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Balanced Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$31	0.60%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 3,945,019,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 3,811,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,945,019
Number of Investments:	1
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	3,811

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

JNL/American Funds Bond Fund of America Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Bond Fund of America Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$26	0.53%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 519,365,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 503,000
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	519,365
Number of Investments:	1
Portfolio Turnover (%):	112
Total Advisory Fees Paid ($):	503

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

JNL/American Funds Capital Income Builder Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Capital Income Builder Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$34	0.65%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 611,300,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 801,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	611,300
Number of Investments:	1
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	801

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

JNL/American Funds Global Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Global Growth Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Global Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$42	0.76%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.76%
Net Assets	$ 1,463,172,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,487,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,463,172
Number of Investments:	1
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	1,487

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

JNL/American Funds Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$31	0.60%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 9,191,321,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 7,120,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,191,321
Number of Investments:	1
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	7,120

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS GROWTH-INCOME FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth-Income Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$32	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 13,237,007,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 15,087,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	13,237,007
Number of Investments:	1
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	15,087

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS INTERNATIONAL FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds International Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds International Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$45	0.85%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 1,576,571,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 1,758,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,576,571
Number of Investments:	1
Portfolio Turnover (%):	69
Total Advisory Fees Paid ($):	1,758

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

JNL/AMERICAN FUNDS NEW WORLD FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds New World Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds New World Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$52	0.97%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%
Net Assets	$ 1,635,774,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 2,194,000
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,635,774
Number of Investments:	1
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	2,194

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

JNL/American Funds Washington Mutual Investors Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Washington Mutual Investors Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$32	0.62%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 4,326,908,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 5,464,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,326,908
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	5,464

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/MELLON BOND INDEX FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Bond Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Bond Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$13	0.27%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%
Net Assets	$ 1,011,689,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 465,000
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,011,689
Number of Investments:	1
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	465

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

JNL/MELLON EMERGING MARKETS INDEX FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Emerging Markets Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$21	0.37%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.37%
Net Assets	$ 1,361,328,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 618,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,361,328
Number of Investments:	1
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	618

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

JNL/MELLON INTERNATIONAL INDEX FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon International Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon International Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$16	0.30%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 3,082,807,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 847,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,082,807
Number of Investments:	1
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	847

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

JNL/MELLON S&P 400 MIDCAP INDEX FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon S&P 400 MidCap Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$14	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 3,641,207,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 991,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,641,207
Number of Investments:	1
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	991

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL/MELLON SMALL CAP INDEX FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Small Cap Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$14	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 2,804,627,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 790,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,804,627
Number of Investments:	1
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	790

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

JNL AGGRESSIVE GROWTH ALLOCATION FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL Aggressive Growth Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,499,347,000
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 706,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,499,347
Number of Investments:	23
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	706

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	56.9
International Equity	22.2
Emerging Markets Equity	9.8
Global Equity	5.4
Alternative	3.0
Domestic Fixed Income	2.7
Total Net Assets	100.0

JNL Conservative Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Conservative Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Conservative Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 545,969,000
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 345,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	545,969
Number of Investments:	25
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	345

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	57.8
Alternative	13.2
Domestic Equity	10.4
Domestic Balanced	6.1
Emerging Markets Fixed Income	4.9
International Equity	4.1
Emerging Markets Equity	3.5
Total Net Assets	100.0

JNL GROWTH ALLOCATION FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL Growth Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 2,787,901,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 1,226,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,787,901
Number of Investments:	29
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,226

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	48.3
International Equity	19.6
Domestic Fixed Income	10.0
Alternative	8.7
Emerging Markets Equity	8.5
Global Equity	4.0
Emerging Markets Fixed Income	0.9
Total Net Assets	100.0

JNL Moderate Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Moderate Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 1,814,105,000
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 850,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,814,105
Number of Investments:	30
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	850

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	38.3
Domestic Equity	22.0
Alternative	13.0
International Equity	10.2
Domestic Balanced	5.7
Emerging Markets Equity	4.4
Emerging Markets Fixed Income	3.8
Global Equity	2.6
Total Net Assets	100.0

JNL MODERATE GROWTH ALLOCATION FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL Moderate Growth Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 3,300,255,000
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 1,438,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,300,255
Number of Investments:	31
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,438

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	37.2
Domestic Fixed Income	24.8
International Equity	14.3
Alternative	12.2
Emerging Markets Equity	5.7
Global Equity	3.4
Emerging Markets Fixed Income	2.4
Total Net Assets	100.0

JNL Multi-Manager Global Small Cap Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Global Small Cap Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Global Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$33	0.62%

(a)

Effective April 27, 2026, the Fund operates as a Fund of Funds. Prior to April 27, 2026, the Fund operated under a Master Feeder structure, and the expenses shown in the table reflect the combined Master Feeder expenses for the period prior to the conversion and expenses for the period after the conversion.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
Net Assets	$ 642,588,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 352,000
Investment Company, Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	642,588
Number of Investments:	3
Portfolio Turnover (%):	101
Total Advisory Fees Paid ($):	352

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	52.3
International Equity	47.7
Total Net Assets	100.0

JNL/JPMorgan Managed Aggressive Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Aggressive Growth Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Aggressive Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 2,107,193,000
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 895,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,107,193
Number of Investments:	28
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	895

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	62.7
International Equity	22.1
Emerging Markets Equity	5.7
Alternative	4.9
Domestic Fixed Income	4.6
Total Net Assets	100.0

JNL/JPMorgan Managed Conservative Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Conservative Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Conservative Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 611,524,000
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 320,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	611,524
Number of Investments:	30
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	320

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	65.7
Domestic Equity	15.2
Alternative	8.6
International Equity	4.9
Global Fixed Income	4.2
Emerging Markets Equity	1.4
Total Net Assets	100.0

JNL/JPMorgan Managed Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Growth Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 3,888,967,000
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 1,591,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,888,967
Number of Investments:	30
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,591

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	56.2
International Equity	20.0
Domestic Fixed Income	13.7
Alternative	5.1
Emerging Markets Equity	5.0
Total Net Assets	100.0

JNL/JPMorgan Managed Moderate Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Moderate Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Moderate Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 1,539,877,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 692,000
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,539,877
Number of Investments:	35
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	692

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	47.4
Domestic Equity	29.3
International Equity	10.3
Alternative	7.5
Global Fixed Income	2.8
Emerging Markets Equity	2.7
Total Net Assets	100.0

JNL/JPMorgan Managed Moderate Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Managed Moderate Growth Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Managed Moderate Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 3,509,556,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 1,456,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,509,556
Number of Investments:	33
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	1,456

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	42.9
Domestic Fixed Income	30.8
International Equity	15.3
Alternative	7.3
Emerging Markets Equity	3.7
Total Net Assets	100.0

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Growth Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Net Assets	$ 4,550,192,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 3,865,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,550,192
Number of Investments:	16
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	3,865

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	44.3
International Equity	17.6
Domestic Fixed Income	14.7
Global Equity	13.1
Emerging Markets Equity	8.9
Emerging Markets Fixed Income	1.4
Total Net Assets	100.0

JNL/American Funds Moderate Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Moderate Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Moderate Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 89,818,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 79,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	89,818
Number of Investments:	16
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	79

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	49.7
Domestic Equity	24.0
International Equity	9.5
Global Equity	8.0
Emerging Markets Equity	4.9
Emerging Markets Fixed Income	3.9
Total Net Assets	100.0

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/American Funds Moderate Growth Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 2,511,014,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 2,274,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,511,014
Number of Investments:	16
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	2,274

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	36.2
Domestic Fixed Income	31.3
International Equity	13.4
Global Equity	10.1
Emerging Markets Equity	6.4
Emerging Markets Fixed Income	2.6
Total Net Assets	100.0

JNL Growth ETF Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Growth ETF Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 473,420,000
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 427,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	473,420
Number of Investments:	26
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	427

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	48.3
International Equity	18.9
Domestic Fixed Income	15.9
Emerging Markets Equity	10.0
Securities Lending Collateral	4.5
Global Equity	3.7
Alternative	2.1
Emerging Markets Fixed Income	1.0
Short Term Investments	0.1
Total Net Assets	104.5

JNL Moderate ETF Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Moderate ETF Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 249,368,000
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 234,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	249,368
Number of Investments:	25
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	234

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	51.7
Domestic Equity	25.6
International Equity	10.4
Emerging Markets Equity	6.2
Securities Lending Collateral	4.5
Emerging Markets Fixed Income	3.9
Alternative	2.2
Total Net Assets	104.5

JNL Moderate Growth ETF Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Moderate Growth ETF Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Moderate Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 385,239,000
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 367,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	385,239
Number of Investments:	26
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	367

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	36.8
Domestic Fixed Income	33.2
International Equity	14.7
Emerging Markets Equity	7.8
Securities Lending Collateral	5.3
Emerging Markets Fixed Income	2.7
Global Equity	2.5
Alternative	2.2
Total Net Assets	105.2

JNL/Vanguard Growth ETF Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Growth ETF Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 2,169,792,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 1,978,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,169,792
Number of Investments:	20
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	1,978

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	56.4
International Equity	19.0
Domestic Fixed Income	12.7
Emerging Markets Equity	8.6
Securities Lending Collateral	4.6
Emerging Markets Fixed Income	1.9
Global Fixed Income	1.4
Total Net Assets	104.6

JNL/Vanguard Moderate ETF Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Moderate ETF Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 579,097,000
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 570,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	579,097
Number of Investments:	21
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	570

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Fixed Income	43.4
Domestic Equity	31.6
International Equity	10.6
Global Fixed Income	4.9
Emerging Markets Fixed Income	4.8
Emerging Markets Equity	4.6
Securities Lending Collateral	4.5
Short Term Investments	0.0
Total Net Assets	104.4

JNL/Vanguard Moderate Growth ETF Allocation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Vanguard Moderate Growth ETF Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 1,017,490,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 990,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,017,490
Number of Investments:	20
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	990

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Domestic Equity	45.2
Domestic Fixed Income	27.4
International Equity	14.0
Emerging Markets Equity	6.5
Securities Lending Collateral	5.3
Emerging Markets Fixed Income	3.8
Global Fixed Income	3.1
Total Net Assets	105.3

JNL Bond Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Bond Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Bond Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 1,037,698,000
Holdings Count | Holdings	3,445
Advisory Fees Paid, Amount	$ 361,000
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,037,698
Number of Investments:	3,445
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	361

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	48.1
U.S. Government Agency MBS	24.3
Financials	8.9
Other Short Term Investments	5.1
Health Care	2.6
Utilities	2.6
Information Technology	2.0
Industrials	1.9
Energy	1.7
Communication Services	1.7
Other Sectors	5.9
Total Net Assets	104.8
Short Investments
U.S. Government Agency MBS	(0.0)
Total Net Assets	(0.0)

JNL Emerging Markets Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Emerging Markets Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Emerging Markets Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
Net Assets	$ 1,399,425,000
Holdings Count | Holdings	1,486
Advisory Fees Paid, Amount	$ 821,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,399,425
Number of Investments:	1,486
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	821

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	43.6
Financials	17.6
Consumer Discretionary	7.5
Industrials	7.2
Communication Services	5.8
Materials	5.2
Energy	3.1
Derivative Instruments	2.6
Consumer Staples	2.6
Health Care	2.2
Other Sectors	5.4
Total Net Assets	102.8

JNL International Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL International Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL International Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 3,103,515,000
Holdings Count | Holdings	645
Advisory Fees Paid, Amount	$ 1,465,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,103,515
Number of Investments:	645
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	1,465

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	25.2
Industrials	18.8
Information Technology	11.9
Health Care	10.3
Consumer Discretionary	8.1
Consumer Staples	6.7
Materials	6.0
Utilities	3.7
Energy	3.4
Communication Services	3.4
Other Sectors	3.1
Total Net Assets	100.6
Short Investments
Derivative Instruments	(1.0)
Total Net Assets	(1.0)

JNL Mid Cap Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Mid Cap Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Mid Cap Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 3,711,507,000
Holdings Count | Holdings	405
Advisory Fees Paid, Amount	$ 1,374,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,711,507
Number of Investments:	405
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,374

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	25.8
Information Technology	15.4
Financials	15.1
Consumer Discretionary	10.5
Health Care	8.6
Real Estate	6.6
Materials	5.7
Energy	4.3
Consumer Staples	3.1
Utilities	3.0
Other Sectors	3.8
Total Net Assets	101.9

JNL Small Cap Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Small Cap Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Small Cap Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6	0.10%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.10%
Net Assets	$ 2,893,847,000
Holdings Count | Holdings	608
Advisory Fees Paid, Amount	$ 1,021,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,893,847
Number of Investments:	608
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	1,021

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	18.2
Industrials	17.0
Information Technology	13.9
Consumer Discretionary	13.6
Health Care	12.1
Real Estate	6.4
Energy	4.9
Materials	4.3
Communication Services	3.5
Consumer Staples	3.3
Other Sectors	4.8
Total Net Assets	102.0

JNL Multi-Manager Alternative Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Alternative Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	1.83%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.83%
Net Assets	$ 958,718,000
Holdings Count | Holdings	1,475
Advisory Fees Paid, Amount	$ 5,112,000
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	958,718
Number of Investments:	1,475
Portfolio Turnover (%):	78
Total Advisory Fees Paid ($):	5,112

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Other Short Term Investments	36.4
Information Technology	20.4
Private Investment Funds	11.9
Financials	10.5
Communication Services	9.2
Non-U.S. Government Agency ABS	8.8
Industrials	7.8
Health Care	6.5
Consumer Discretionary	5.4
Derivative Instruments	5.4
Other Sectors	12.9
Total Net Assets	135.2
Short Investments
Information Technology	(16.2)
Investment Companies	(3.6)
Derivative Instruments	(2.4)
Industrials	(2.0)
Consumer Discretionary	(1.7)
Health Care	(1.5)
Financials	(1.5)
Government Securities	(1.2)
Energy	(1.0)
Communication Services	(0.9)
Other Sectors	(1.4)
Total Net Assets	(33.4)

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Emerging Markets Equity Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.92%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%
Net Assets	$ 1,575,817,000
Holdings Count | Holdings	427
Advisory Fees Paid, Amount	$ 5,639,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,575,817
Number of Investments:	427
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	5,639

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	34.4
Financials	20.1
Industrials	9.2
Energy	7.0
Communication Services	6.1
Utilities	4.9
Consumer Discretionary	4.8
Materials	4.7
Consumer Staples	2.3
Other Short Term Investments	2.2
Other Sectors	4.8
Total Net Assets	100.5
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

JNL Multi-Manager Floating Rate Income Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Floating Rate Income Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Floating Rate Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 925,513,000
Holdings Count | Holdings	1,108
Advisory Fees Paid, Amount	$ 2,114,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	925,513
Number of Investments:	1,108
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	2,114

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	30.1
Other Short Term Investments	15.3
Information Technology	15.3
Financials	11.9
Consumer Discretionary	10.8
Communication Services	10.4
Health Care	5.3
Materials	3.9
Consumer Staples	2.4
Energy	2.3
Other Sectors	3.8
Total Net Assets	111.5

JNL Multi-Manager International Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager International Equity Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager International Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Net Assets	$ 1,441,754,000
Holdings Count | Holdings	281
Advisory Fees Paid, Amount	$ 2,967,000
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,441,754
Number of Investments:	281
Portfolio Turnover (%):	83
Total Advisory Fees Paid ($):	2,967

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	25.4
Financials	20.1
Industrials	16.7
Health Care	11.0
Consumer Discretionary	6.7
Materials	4.7
Energy	3.6
Communication Services	3.6
Consumer Staples	3.3
Utilities	2.7
Other Sectors	5.3
Total Net Assets	103.1

JNL Multi-Manager International Small Cap Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager International Small Cap Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.91%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
Net Assets	$ 1,006,207,000
Holdings Count | Holdings	358
Advisory Fees Paid, Amount	$ 3,088,000
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,006,207
Number of Investments:	358
Portfolio Turnover (%):	74
Total Advisory Fees Paid ($):	3,088

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	23.6
Information Technology	19.4
Financials	11.7
Materials	10.1
Consumer Discretionary	9.8
Energy	6.1
Health Care	5.6
Communication Services	3.7
Real Estate	3.5
Utilities	2.5
Other Sectors	3.4
Total Net Assets	99.4
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

JNL MULTI-MANAGER MID CAP FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Mid Cap Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 1,116,778,000
Holdings Count | Holdings	312
Advisory Fees Paid, Amount	$ 3,327,000
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,116,778
Number of Investments:	312
Portfolio Turnover (%):	82
Total Advisory Fees Paid ($):	3,327

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	28.7
Information Technology	14.4
Consumer Discretionary	8.7
Health Care	7.7
Financials	7.6
Consumer Staples	7.4
Materials	6.7
Investment Companies	4.9
Energy	3.7
Real Estate	3.5
Other Sectors	7.1
Total Net Assets	100.4

JNL Multi-Manager Select Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Select Equity Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Select Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 1,546,373,000
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 3,624,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,546,373
Number of Investments:	103
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	3,624

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	17.9
Health Care	15.0
Industrials	13.0
Financials	11.8
Consumer Discretionary	7.2
Consumer Staples	7.1
Communication Services	7.0
Utilities	5.4
Private Investment Funds	4.5
Energy	3.5
Other Sectors	6.1
Total Net Assets	98.5

JNL Multi-Manager Small Cap Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Small Cap Growth Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Net Assets	$ 2,542,108,000
Holdings Count | Holdings	470
Advisory Fees Paid, Amount	$ 6,304,000
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,542,108
Number of Investments:	470
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	6,304

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	29.3
Health Care	22.9
Information Technology	19.8
Consumer Discretionary	9.0
Financials	8.8
Securities Lending Collateral	2.6
Other Short Term Investments	2.0
Consumer Staples	2.0
Energy	1.6
Materials	1.6
Other Sectors	3.0
Total Net Assets	102.6

JNL MULTI-MANAGER SMALL CAP VALUE FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL Multi-Manager Small Cap Value Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.77%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%
Net Assets	$ 2,010,206,000
Holdings Count | Holdings	629
Advisory Fees Paid, Amount	$ 6,022,000
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,010,206
Number of Investments:	629
Portfolio Turnover (%):	59
Total Advisory Fees Paid ($):	6,022

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.5
Industrials	19.4
Information Technology	11.4
Consumer Discretionary	11.3
Health Care	9.0
Real Estate	5.9
Energy	4.3
Investment Companies	3.8
Materials	3.7
Consumer Staples	3.7
Other Sectors	7.4
Total Net Assets	100.4

JNL S&P 500 Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL S&P 500 Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL S&P 500 Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 629,657,000
Holdings Count | Holdings	507
Advisory Fees Paid, Amount	$ 88,000
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	629,657
Number of Investments:	507
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	88

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	37.5
Financials	11.6
Communication Services	9.5
Consumer Discretionary	9.2
Industrials	8.8
Health Care	8.8
Consumer Staples	4.5
Energy	2.9
Utilities	2.2
Materials	1.8
Other Sectors	3.3
Total Net Assets	100.1

JNL/BLACKROCK GLOBAL ALLOCATION FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Global Allocation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 3,425,260,000
Holdings Count | Holdings	2,983
Advisory Fees Paid, Amount	$ 8,188,000
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,425,260
Number of Investments:	2,983
Portfolio Turnover (%):	82
Total Advisory Fees Paid ($):	8,188

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	91.6
Information Technology	21.6
Industrials	11.2
Financials	10.6
Communication Services	8.0
Consumer Discretionary	7.8
Other Short Term Investments	6.9
Health Care	6.6
Non-U.S. Government Agency ABS	5.9
Energy	3.9
Other Sectors	17.5
Total Net Assets	191.6
Short Investments
Derivative Instruments	(68.0)
Total Net Assets	(68.0)

JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Global Natural Resources Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 703,275,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 2,132,000
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	703,275
Number of Investments:	45
Portfolio Turnover (%):	38
Total Advisory Fees Paid ($):	2,132

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Materials	59.8
Energy	32.8
Consumer Staples	3.1
Industrials	2.4
Securities Lending Collateral	1.9
Other Short Term Investments	1.8
Total Net Assets	101.8

JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/BlackRock Large Cap Select Growth Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 4,445,790,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 9,048,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,445,790
Number of Investments:	34
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	9,048

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	53.2
Industrials	15.2
Communication Services	10.4
Consumer Discretionary	8.4
Real Estate	4.2
Health Care	3.2
Energy	2.5
Materials	1.9
Consumer Staples	0.9
Other Short Term Investments	0.2
Total Net Assets	100.1

JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Causeway International Value Select Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Causeway International Value Select Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 2,675,519,000
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 6,793,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,675,519
Number of Investments:	66
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	6,793

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	23.8
Industrials	20.4
Health Care	12.6
Information Technology	11.2
Consumer Discretionary	9.4
Consumer Staples	8.6
Communication Services	6.1
Utilities	3.5
Materials	3.2
Real Estate	0.9
Other Sectors	0.3
Total Net Assets	100.0
Short Investments
Derivative Instruments	(0.0)
Total Net Assets	(0.0)

JNL/Cohen & Steers U.S. Realty Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Cohen & Steers U.S. Realty Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Cohen & Steers U.S. Realty Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.77%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%
Net Assets	$ 609,775,000
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 766,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	609,775
Number of Investments:	39
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	766

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Real Estate	97.4
Consumer Discretionary	1.3
Securities Lending Collateral	1.0
Health Care	0.7
Warrants	0.1
Total Net Assets	100.5

JNL/DFA International Core Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/DFA International Core Equity Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA International Core Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 693,443,000
Holdings Count | Holdings	1,075
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	693,443
Number of Investments:	1,075
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	1,500

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	21.8
Industrials	19.1
Materials	10.5
Consumer Discretionary	10.0
Health Care	8.5
Information Technology	7.0
Energy	6.4
Consumer Staples	6.0
Communication Services	4.2
Utilities	3.8
Other Sectors	3.1
Total Net Assets	100.4

JNL/DFA U.S. CORE EQUITY FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/DFA U.S. Core Equity Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 1,760,120,000
Holdings Count | Holdings	2,151
Advisory Fees Paid, Amount	$ 2,834,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,760,120
Number of Investments:	2,151
Portfolio Turnover (%):	8
Total Advisory Fees Paid ($):	2,834

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	29.5
Financials	14.6
Industrials	12.5
Consumer Discretionary	10.2
Health Care	9.7
Communication Services	7.9
Consumer Staples	4.8
Energy	4.7
Materials	3.2
Utilities	2.4
Other Sectors	0.6
Total Net Assets	100.1

JNL/DFA U.S. Small Cap Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/DFA U.S. Small Cap Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
Net Assets	$ 860,534,000
Holdings Count | Holdings	1,986
Advisory Fees Paid, Amount	$ 2,046,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	860,534
Number of Investments:	1,986
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	2,046

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	20.2
Financials	19.7
Consumer Discretionary	13.6
Health Care	13.2
Information Technology	13.0
Energy	5.3
Materials	4.9
Consumer Staples	4.0
Communication Services	2.7
Utilities	2.6
Other Sectors	1.9
Total Net Assets	101.1

JNL/DoubleLine Core Fixed Income Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Core Fixed Income Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 2,384,159,000
Holdings Count | Holdings	1,618
Advisory Fees Paid, Amount	$ 4,553,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,384,159
Number of Investments:	1,618
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	4,553

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	73.4
Government Securities	23.6
U.S. Government Agency MBS	23.5
Non-U.S. Government Agency ABS	23.1
Financials	5.5
Utilities	4.3
Industrials	4.2
Energy	2.6
Communication Services	2.2
Consumer Discretionary	2.1
Other Sectors	8.3
Total Net Assets	172.8
Short Investments
Derivative Instruments	(11.3)
Total Net Assets	(11.3)

JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Emerging Markets Fixed Income Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 330,363,000
Holdings Count | Holdings	168
Advisory Fees Paid, Amount	$ 1,045,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	330,363
Number of Investments:	168
Portfolio Turnover (%):	43
Total Advisory Fees Paid ($):	1,045

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Utilities	17.8
Government Securities	16.2
Financials	15.8
Materials	13.6
Energy	10.4
Industrials	9.5
Consumer Staples	9.1
Other Short Term Investments	2.0
Consumer Discretionary	1.6
Communication Services	1.6
Other Sectors	1.8
Total Net Assets	99.4

JNL/DoubleLine Shiller Enhanced CAPE Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Shiller Enhanced CAPE Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 1,238,814,000
Holdings Count | Holdings	648
Advisory Fees Paid, Amount	$ 3,555,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,238,814
Number of Investments:	648
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	3,555

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	101.2
Non-U.S. Government Agency ABS	50.0
Government Securities	21.1
U.S. Government Agency MBS	8.1
Financials	5.9
Industrials	4.0
Utilities	2.3
Energy	1.8
Health Care	1.4
Materials	1.2
Other Sectors	5.3
Total Net Assets	202.3

JNL/DoubleLine Total Return Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/DoubleLine Total Return Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 1,657,853,000
Holdings Count | Holdings	495
Advisory Fees Paid, Amount	$ 3,672,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,657,853
Number of Investments:	495
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	3,672

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	72.6
U.S. Government Agency MBS	53.8
Non-U.S. Government Agency ABS	43.0
Government Securities	1.5
Other Short Term Investments	1.5
Total Net Assets	172.4
Short Investments
Derivative Instruments	(4.2)
Total Net Assets	(4.2)

JNL/Dreyfus Government Money Market Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Dreyfus Government Money Market Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Dreyfus Government Money Market Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 2,495,732,000
Holdings Count | Holdings	142
Advisory Fees Paid, Amount	$ 1,890,000
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,495,732
Number of Investments:	142
Total Advisory Fees Paid ($):	1,890

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	51.5
Repurchase Agreements	46.3
Discount Notes	1.9
Total Net Assets	99.7

JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 1,336,641,000
Holdings Count | Holdings	111
Advisory Fees Paid, Amount	$ 3,151,000
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,336,641
Number of Investments:	111
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	3,151

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	53.4
Communication Services	14.0
Consumer Discretionary	9.7
Health Care	7.7
Industrials	6.2
Financials	3.9
Consumer Staples	3.0
Other Short Term Investments	2.7
Energy	0.6
Materials	0.3
Other Sectors	0.0
Total Net Assets	101.5

JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Fidelity Institutional AM Total Bond Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Fidelity Institutional AM Total Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 1,429,673,000
Holdings Count | Holdings	2,830
Advisory Fees Paid, Amount	$ 2,617,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,429,673
Number of Investments:	2,830
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	2,617

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	39.3
U.S. Government Agency MBS	17.4
Non-U.S. Government Agency ABS	13.4
Derivative Instruments	12.8
Financials	11.9
Energy	3.7
Communication Services	2.9
Industrials	2.7
Other Short Term Investments	2.6
Real Estate	2.1
Other Sectors	9.1
Total Net Assets	117.9
Short Investments
Derivative Instruments	(3.1)
U.S. Government Agency MBS	(0.1)
Total Net Assets	(3.2)

JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/First Sentier Global Infrastructure Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 454,906,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 1,657,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	454,906
Number of Investments:	42
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,657

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Utilities	45.1
Industrials	38.8
Energy	9.2
Real Estate	5.1
Securities Lending Collateral	1.7
Communication Services	1.6
Total Net Assets	101.5

JNL/FRANKLIN TEMPLETON INCOME FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Franklin Templeton Income Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 1,412,220,000
Holdings Count | Holdings	277
Advisory Fees Paid, Amount	$ 3,625,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,412,220
Number of Investments:	277
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	3,625

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Equity Linked Structured Notes	13.6
Health Care	13.6
Financials	9.2
Energy	9.2
Industrials	7.9
Consumer Staples	6.8
Utilities	6.6
Consumer Discretionary	6.1
U.S. Government Agency MBS	5.5
Information Technology	5.3
Other Sectors	18.1
Total Net Assets	101.9

JNL/GOLDMAN SACHS 4 FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Goldman Sachs 4 Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.40%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%
Net Assets	$ 5,384,824,000
Holdings Count | Holdings	144
Advisory Fees Paid, Amount	$ 6,294,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	5,384,824
Number of Investments:	144
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	6,294

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	40.0
Financials	12.2
Health Care	8.8
Consumer Discretionary	8.5
Communication Services	7.5
Industrials	7.5
Energy	3.2
Utilities	3.1
Real Estate	3.0
Materials	2.8
Other Sectors	4.2
Total Net Assets	100.8

JNL/GQG Emerging Markets Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/GQG Emerging Markets Equity Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
Net Assets	$ 728,544,000
Holdings Count | Holdings	78
Advisory Fees Paid, Amount	$ 3,283,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	728,544
Number of Investments:	78
Portfolio Turnover (%):	44
Total Advisory Fees Paid ($):	3,283

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.4
Energy	18.4
Utilities	14.4
Information Technology	12.9
Industrials	12.1
Consumer Staples	10.7
Communication Services	8.1
Securities Lending Collateral	2.2
Other Short Term Investments	2.0
Materials	1.5
Other Sectors	0.9
Total Net Assets	103.6

JNL/INVESCO SMALL CAP GROWTH FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Invesco Small Cap Growth Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.73%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.73%
Net Assets	$ 2,030,325,000
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 5,430,000
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,030,325
Number of Investments:	100
Portfolio Turnover (%):	64
Total Advisory Fees Paid ($):	5,430

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	27.9
Industrials	24.5
Health Care	22.9
Consumer Discretionary	6.3
Financials	5.4
Energy	4.6
Other Short Term Investments	3.5
Materials	3.2
Utilities	1.4
Consumer Staples	1.3
Other Sectors	1.3
Total Net Assets	102.3

JNL/JPMorgan Hedged Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Hedged Equity Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 791,485,000
Holdings Count | Holdings	156
Advisory Fees Paid, Amount	$ 2,069,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	791,485
Number of Investments:	156
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	2,069

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	37.2
Financials	11.9
Consumer Discretionary	10.6
Other Short Term Investments	10.0
Communication Services	9.5
Health Care	8.7
Industrials	8.4
Consumer Staples	3.3
Derivative Instruments	3.3
Energy	2.9
Other Sectors	5.8
Total Net Assets	111.6
Short Investments
Derivative Instruments	(1.3)
Total Net Assets	(1.3)

JNL/JPMORGAN MIDCAP GROWTH FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan MidCap Growth Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 3,570,587,000
Holdings Count | Holdings	114
Advisory Fees Paid, Amount	$ 8,058,000
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,570,587
Number of Investments:	114
Portfolio Turnover (%):	55
Total Advisory Fees Paid ($):	8,058

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	31.8
Industrials	23.6
Health Care	14.3
Consumer Discretionary	11.3
Financials	5.8
Communication Services	3.7
Energy	3.3
Consumer Staples	2.4
Real Estate	1.6
Utilities	1.2
Other Sectors	0.8
Total Net Assets	99.8

JNL/JPMorgan Nasdaq Hedged Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan Nasdaq Hedged Equity Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan Nasdaq Hedged Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 55,118,000
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 126,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	55,118
Number of Investments:	98
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	126

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	60.5
Other Short Term Investments	17.1
Communication Services	12.2
Consumer Discretionary	10.9
Consumer Staples	5.7
Derivative Instruments	4.2
Health Care	3.9
Industrials	2.7
Utilities	1.0
Materials	0.9
Other Sectors	1.0
Total Net Assets	120.1
Short Investments
Derivative Instruments	(2.7)
Total Net Assets	(2.7)

JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan U.S. Government & Quality Bond Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 1,175,289,000
Holdings Count | Holdings	317
Advisory Fees Paid, Amount	$ 1,731,000
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,175,289
Number of Investments:	317
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	1,731

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	40.7
U.S. Government Agency MBS	38.9
Non-U.S. Government Agency ABS	11.7
Financials	4.3
Other Short Term Investments	2.7
Derivative Instruments	2.0
Utilities	0.7
Communication Services	0.5
Energy	0.2
Total Net Assets	101.7
Short Investments
Derivative Instruments	(0.3)
Total Net Assets	(0.3)

JNL/JPMORGAN U.S. VALUE FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/JPMorgan U.S. Value Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 1,415,143,000
Holdings Count | Holdings	90
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,415,143
Number of Investments:	90
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	3,300

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.4
Information Technology	17.2
Health Care	13.7
Industrials	12.6
Consumer Discretionary	11.2
Consumer Staples	4.8
Energy	4.6
Utilities	4.1
Communication Services	3.8
Materials	3.7
Other Sectors	3.7
Total Net Assets	99.8

JNL/Loomis Sayles Global Growth Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Loomis Sayles Global Growth Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.62%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%
Net Assets	$ 2,005,517,000
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 2,603,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,005,517
Number of Investments:	44
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	2,603

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Consumer Discretionary	23.3
Communication Services	23.2
Information Technology	18.6
Health Care	12.9
Industrials	8.4
Financials	7.5
Consumer Staples	3.5
Other Short Term Investments	2.5
Derivative Instruments	0.0
Total Net Assets	99.9

JNL/Lord Abbett Short Duration Income Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Lord Abbett Short Duration Income Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 621,789,000
Holdings Count | Holdings	744
Advisory Fees Paid, Amount	$ 1,188,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	621,789
Number of Investments:	744
Portfolio Turnover (%):	54
Total Advisory Fees Paid ($):	1,188

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	45.5
Non-U.S. Government Agency ABS	27.3
Financials	20.2
Energy	10.3
Utilities	6.6
Consumer Discretionary	6.1
Industrials	5.8
Health Care	4.7
Government Securities	3.7
Information Technology	3.5
Other Sectors	11.4
Total Net Assets	145.1
Short Investments
Derivative Instruments	(11.6)
Total Net Assets	(11.6)

JNL/Mellon Communication Services Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Communication Services Sector Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 906,970,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 917,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	906,970
Number of Investments:	50
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	917

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Communication Services	97.3
Information Technology	2.3
Derivative Instruments	0.3
Real Estate	0.1
Consumer Discretionary	0.1
Securities Lending Collateral	0.1
Other Short Term Investments	0.0
Total Net Assets	100.2

JNL/Mellon Consumer Discretionary Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Consumer Discretionary Sector Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 1,190,480,000
Holdings Count | Holdings	141
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,190,480
Number of Investments:	141
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	1,100

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Consumer Discretionary	96.5
Materials	2.0
Industrials	0.6
Consumer Staples	0.6
Derivative Instruments	0.3
Securities Lending Collateral	0.3
Other Short Term Investments	0.2
Information Technology	0.1
Total Net Assets	100.6

JNL/Mellon Consumer Staples Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Consumer Staples Sector Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Consumer Staples Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 384,061,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 398,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	384,061
Number of Investments:	60
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	398

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Consumer Staples	98.9
Derivative Instruments	0.7
Securities Lending Collateral	0.6
Consumer Discretionary	0.6
Other Short Term Investments	0.5
Total Net Assets	101.3

JNL/Mellon Dow Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Dow Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Dow Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 1,347,119,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 1,155,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,347,119
Number of Investments:	33
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	1,155

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	26.6
Industrials	18.9
Information Technology	16.1
Health Care	13.2
Consumer Discretionary	10.2
Communication Services	5.1
Materials	3.9
Consumer Staples	3.9
Energy	1.9
Derivative Instruments	0.3
Other Sectors	0.2
Total Net Assets	100.3

JNL/Mellon Energy Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Energy Sector Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 1,784,490,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 1,656,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,784,490
Number of Investments:	60
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	1,656

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Energy	99.2
Derivative Instruments	0.4
Utilities	0.3
Other Short Term Investments	0.3
Securities Lending Collateral	0.1
Total Net Assets	100.3

JNL/Mellon Financial Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Financial Sector Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 1,376,602,000
Holdings Count | Holdings	183
Advisory Fees Paid, Amount	$ 1,251,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,376,602
Number of Investments:	183
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	1,251

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	98.8
Derivative Instruments	0.7
Information Technology	0.7
Other Short Term Investments	0.5
Securities Lending Collateral	0.1
Total Net Assets	100.8

JNL/Mellon Healthcare Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Healthcare Sector Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 2,677,945,000
Holdings Count | Holdings	142
Advisory Fees Paid, Amount	$ 2,280,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,677,945
Number of Investments:	142
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	2,280

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Health Care	99.5
Derivative Instruments	0.4
Other Short Term Investments	0.4
Materials	0.1
Securities Lending Collateral	0.1
Rights	0.0
Total Net Assets	100.5

JNL/Mellon Industrials Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Industrials Sector Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.30%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.30%
Net Assets	$ 744,935,000
Holdings Count | Holdings	213
Advisory Fees Paid, Amount	$ 556,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	744,935
Number of Investments:	213
Portfolio Turnover (%):	17
Total Advisory Fees Paid ($):	556

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	97.6
Other Short Term Investments	0.9
Consumer Discretionary	0.5
Derivative Instruments	0.5
Information Technology	0.4
Securities Lending Collateral	0.3
Financials	0.3
Materials	0.2
Consumer Staples	0.0
Total Net Assets	100.7

JNL/Mellon Information Technology Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Information Technology Sector Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 8,594,541,000
Holdings Count | Holdings	198
Advisory Fees Paid, Amount	$ 6,113,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,594,541
Number of Investments:	198
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	6,113

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	97.4
Industrials	1.6
Financials	0.5
Derivative Instruments	0.3
Other Short Term Investments	0.3
Consumer Discretionary	0.2
Securities Lending Collateral	0.1
Communication Services	0.1
Total Net Assets	100.5

JNL/Mellon Materials Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Materials Sector Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 348,754,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 327,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	348,754
Number of Investments:	49
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	327

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Materials	98.4
Industrials	1.0
Derivative Instruments	0.3
Other Short Term Investments	0.2
Total Net Assets	99.9

JNL/Mellon Nasdaq 100 Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Nasdaq 100 Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 11,201,634,000
Holdings Count | Holdings	106
Advisory Fees Paid, Amount	$ 7,848,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	11,201,634
Number of Investments:	106
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	7,848

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	61.0
Communication Services	12.1
Consumer Discretionary	10.6
Consumer Staples	6.2
Health Care	3.5
Industrials	3.4
Utilities	1.1
Materials	1.0
Derivative Instruments	0.5
Energy	0.5
Other Sectors	0.8
Total Net Assets	100.7

JNL/Mellon Real Estate Sector Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Real Estate Sector Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 214,676,000
Holdings Count | Holdings	78
Advisory Fees Paid, Amount	$ 208,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	214,676
Number of Investments:	78
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	208

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Real Estate	96.4
Financials	2.6
Securities Lending Collateral	1.6
Derivative Instruments	1.0
Other Short Term Investments	0.8
Total Net Assets	102.4

JNL/MELLON S&P 500 INDEX FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon S&P 500 Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 18,334,409,000
Holdings Count | Holdings	507
Advisory Fees Paid, Amount	$ 8,500,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	18,334,409
Number of Investments:	507
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	8,500

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	37.8
Financials	11.7
Communication Services	9.6
Consumer Discretionary	9.3
Industrials	8.9
Health Care	8.8
Consumer Staples	4.5
Securities Lending Collateral	3.8
Energy	3.0
Utilities	2.2
Other Sectors	4.7
Total Net Assets	104.3

JNL/Mellon U.S. Stock Market Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon U.S. Stock Market Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 4,921,534,000
Holdings Count | Holdings	1,187
Advisory Fees Paid, Amount	$ 3,711,000
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,921,534
Number of Investments:	1,187
Portfolio Turnover (%):	1
Total Advisory Fees Paid ($):	3,711

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	36.0
Financials	11.9
Industrials	10.0
Consumer Discretionary	9.4
Health Care	9.1
Communication Services	9.1
Consumer Staples	4.4
Energy	3.1
Utilities	2.2
Real Estate	2.1
Other Sectors	3.1
Total Net Assets	100.4

JNL/MELLON UTILITIES SECTOR FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon Utilities Sector Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 749,620,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 726,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	749,620
Number of Investments:	52
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	726

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Utilities	99.5
Derivative Instruments	0.4
Other Short Term Investments	0.3
Securities Lending Collateral	0.2
Industrials	0.1
Total Net Assets	100.5

JNL/Mellon World Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Mellon World Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Mellon World Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 920,094,000
Holdings Count | Holdings	1,177
Advisory Fees Paid, Amount	$ 818,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	920,094
Number of Investments:	1,177
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	818

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	30.5
Financials	15.9
Industrials	11.3
Health Care	8.8
Consumer Discretionary	8.7
Communication Services	7.8
Consumer Staples	4.9
Energy	3.5
Materials	3.2
Utilities	2.5
Other Sectors	3.3
Total Net Assets	100.4
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

JNL/MFS Equity Income Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/MFS Equity Income Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/MFS Equity Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 830,381,000
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 2,051,000
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	830,381
Number of Investments:	100
Portfolio Turnover (%):	111
Total Advisory Fees Paid ($):	2,051

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	21.3
Information Technology	15.8
Health Care	12.3
Industrials	10.3
Consumer Discretionary	8.8
Consumer Staples	6.8
Energy	6.5
Utilities	6.3
Real Estate	4.9
Communication Services	4.4
Other Sectors	3.0
Total Net Assets	100.4

JNL/MFS MID CAP VALUE FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/MFS Mid Cap Value Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 1,987,714,000
Holdings Count | Holdings	157
Advisory Fees Paid, Amount	$ 5,267,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,987,714
Number of Investments:	157
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	5,267

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	18.1
Industrials	17.6
Consumer Discretionary	9.5
Health Care	9.3
Information Technology	9.2
Utilities	7.9
Real Estate	7.6
Energy	7.5
Consumer Staples	5.4
Materials	5.1
Other Sectors	4.0
Total Net Assets	101.2

JNL/Morningstar SMID Moat Focus Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar SMID Moat Focus Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 18,124,000
Holdings Count | Holdings	112
Advisory Fees Paid, Amount	$ 63,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	18,124
Number of Investments:	112
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	63

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Health Care	22.5
Industrials	16.2
Materials	11.8
Financials	10.9
Consumer Staples	10.4
Consumer Discretionary	10.1
Information Technology	9.1
Communication Services	3.1
Real Estate	2.2
Energy	1.8
Other Sectors	1.5
Total Net Assets	99.6

JNL/Morningstar U.S. Sustainability Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar U.S. Sustainability Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 402,026,000
Holdings Count | Holdings	274
Advisory Fees Paid, Amount	$ 498,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	402,026
Number of Investments:	274
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	498

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	36.2
Financials	14.7
Consumer Discretionary	11.8
Health Care	11.5
Industrials	8.3
Communication Services	4.3
Consumer Staples	3.7
Real Estate	3.6
Energy	2.3
Materials	2.2
Other Sectors	1.5
Total Net Assets	100.1

JNL/Morningstar Wide Moat Index Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Morningstar Wide Moat Index Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Net Assets	$ 569,610,000
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 717,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	569,610
Number of Investments:	57
Portfolio Turnover (%):	32
Total Advisory Fees Paid ($):	717

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	28.0
Health Care	17.8
Consumer Staples	17.7
Industrials	11.5
Consumer Discretionary	11.0
Financials	10.6
Communication Services	2.3
Real Estate	0.7
Derivative Instruments	0.5
Other Short Term Investments	0.0
Total Net Assets	100.1

JNL/Neuberger Berman Commodity Strategy Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Commodity Strategy Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.66%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.66%
Net Assets	$ 67,770,000
Holdings Count | Holdings	183
Advisory Fees Paid, Amount	$ 139,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	67,770
Number of Investments:	183
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	139

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	106.8
Financials	28.9
Non-U.S. Government Agency ABS	17.7
Other Short Term Investments	15.4
Health Care	9.6
Communication Services	5.4
Utilities	5.3
Energy	3.7
Consumer Discretionary	1.7
Consumer Staples	1.2
Other Sectors	2.0
Total Net Assets	197.7
Short Investments
Derivative Instruments	(0.3)
Total Net Assets	(0.3)

JNL/Neuberger Berman Gold Plus Strategy Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Gold Plus Strategy Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.81%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.81%
Net Assets	$ 102,049,000
Holdings Count | Holdings	83
Advisory Fees Paid, Amount	$ 419,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	102,049
Number of Investments:	83
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	419

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	99.0
Financials	42.8
Health Care	12.8
Utilities	8.5
Other Short Term Investments	8.0
Communication Services	6.5
Energy	5.8
Investment Companies	2.9
Consumer Staples	1.8
Consumer Discretionary	1.8
Other Sectors	3.1
Total Net Assets	193.0

JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/Neuberger Berman Strategic Income Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 1,330,247,000
Holdings Count | Holdings	1,909
Advisory Fees Paid, Amount	$ 2,677,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,330,247
Number of Investments:	1,909
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	2,677

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	64.4
U.S. Government Agency MBS	36.3
Non-U.S. Government Agency ABS	18.7
Financials	13.5
Government Securities	9.5
Communication Services	5.6
Consumer Discretionary	4.6
Utilities	4.3
Industrials	3.9
Energy	3.6
Other Sectors	11.6
Total Net Assets	176.0
Short Investments
Derivative Instruments	(9.2)
Total Net Assets	(9.2)

JNL/Newton Equity Income Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Newton Equity Income Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Newton Equity Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 4,432,952,000
Holdings Count | Holdings	76
Advisory Fees Paid, Amount	$ 8,183,000
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,432,952
Number of Investments:	76
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	8,183

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	25.1
Health Care	14.1
Information Technology	12.7
Industrials	10.8
Energy	7.8
Consumer Discretionary	7.7
Consumer Staples	7.4
Materials	5.9
Communication Services	4.7
Utilities	1.6
Other Sectors	2.0
Total Net Assets	99.8

JNL/PIMCO Income Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Income Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 1,888,053,000
Holdings Count | Holdings	1,274
Advisory Fees Paid, Amount	$ 4,448,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,888,053
Number of Investments:	1,274
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	4,448

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	154.3
U.S. Government Agency MBS	58.8
Non-U.S. Government Agency ABS	29.9
Government Securities	26.0
Other Short Term Investments	17.7
Financials	5.9
Communication Services	3.4
Information Technology	1.7
Energy	1.1
Consumer Discretionary	1.1
Other Sectors	2.8
Total Net Assets	302.7
Short Investments
Derivative Instruments	(99.5)
U.S. Government Agency MBS	(0.5)
Total Net Assets	(100.0)

JNL/PIMCO Investment Grade Credit Bond Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Investment Grade Credit Bond Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 749,770,000
Holdings Count | Holdings	1,152
Advisory Fees Paid, Amount	$ 1,332,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	749,770
Number of Investments:	1,152
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,332

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	130.2
Financials	33.9
Government Securities	12.9
U.S. Government Agency MBS	9.9
Utilities	9.3
Energy	8.8
Real Estate	7.5
Health Care	6.2
Communication Services	4.7
Non-U.S. Government Agency ABS	4.3
Other Sectors	12.6
Total Net Assets	240.3
Short Investments
Derivative Instruments	(42.0)
Total Net Assets	(42.0)

JNL/PIMCO REAL RETURN FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/PIMCO Real Return Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PIMCO Real Return Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	1.71%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%
Net Assets	$ 1,057,862,000
Holdings Count | Holdings	661
Advisory Fees Paid, Amount	$ 2,088,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,057,862
Number of Investments:	661
Portfolio Turnover (%):	7
Total Advisory Fees Paid ($):	2,088

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	123.0
Derivative Instruments	89.2
U.S. Government Agency MBS	19.1
Non-U.S. Government Agency ABS	9.3
Financials	0.5
Communication Services	0.4
Information Technology	0.4
Consumer Discretionary	0.0
Total Net Assets	241.9
Short Investments
Derivative Instruments	(86.6)
Government Securities	(5.3)
Total Net Assets	(91.9)

JNL/PPM America Emerging Markets Debt Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Emerging Markets Debt Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Emerging Markets Debt Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class(a)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.62%

(a)

This Fund share class’s shareholder report covers the period of time since inception on April 27, 2026 and is less than a full reporting period. Costs of a $10,000 investment in dollars for this class would have been higher for a full reporting period.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.62%
Net Assets	$ 51,114,000
Holdings Count | Holdings	130
Advisory Fees Paid, Amount	$ 43,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	51,114
Number of Investments:	130
Portfolio Turnover (%):	5
Total Advisory Fees Paid ($):	43

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	59.2
Derivative Instruments	11.9
Energy	9.5
Materials	8.4
Utilities	7.6
Financials	4.7
Consumer Staples	2.1
Other Short Term Investments	2.1
Industrials	1.8
Real Estate	1.1
Other Sectors	1.9
Total Net Assets	110.3
Short Investments
Derivative Instruments	(8.1)
Total Net Assets	(8.1)

JNL/PPM AMERICA HIGH YIELD BOND FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/PPM America High Yield Bond Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,517,713,000
Holdings Count | Holdings	334
Advisory Fees Paid, Amount	$ 2,322,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,517,713
Number of Investments:	334
Portfolio Turnover (%):	39
Total Advisory Fees Paid ($):	2,322

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	14.7
Communication Services	13.2
Consumer Discretionary	13.0
Industrials	11.1
Energy	10.6
Information Technology	9.6
Other Short Term Investments	5.9
Health Care	5.6
Materials	5.0
Securities Lending Collateral	4.4
Other Sectors	11.1
Total Net Assets	104.2
Short Investments
Derivative Instruments	(0.5)
Total Net Assets	(0.5)

JNL/PPM America Investment Grade Credit Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Investment Grade Credit Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 175,593,000
Holdings Count | Holdings	412
Advisory Fees Paid, Amount	$ 336,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	175,593
Number of Investments:	412
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	336

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	33.5
Health Care	11.3
Utilities	9.0
Communication Services	7.1
Information Technology	6.9
Derivative Instruments	6.6
Industrials	6.4
Consumer Staples	5.2
Energy	4.7
Government Securities	4.6
Other Sectors	12.6
Total Net Assets	107.9
Short Investments
Derivative Instruments	(2.7)
Total Net Assets	(2.7)

JNL/PPM AMERICA TOTAL RETURN FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/PPM America Total Return Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/PPM America Total Return Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 1,264,623,000
Holdings Count | Holdings	494
Advisory Fees Paid, Amount	$ 2,527,000
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,264,623
Number of Investments:	494
Portfolio Turnover (%):	48
Total Advisory Fees Paid ($):	2,527

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Government Securities	32.9
U.S. Government Agency MBS	22.1
Non-U.S. Government Agency ABS	13.6
Financials	11.5
Derivative Instruments	10.2
Other Short Term Investments	3.7
Utilities	3.3
Communication Services	3.1
Materials	2.7
Consumer Discretionary	1.9
Other Sectors	8.9
Total Net Assets	113.9
Short Investments
Derivative Instruments	(3.3)
Total Net Assets	(3.3)

JNL/RAFI Fundamental U.S. Small Cap Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/RAFI Fundamental U.S. Small Cap Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Net Assets	$ 411,637,000
Holdings Count | Holdings	997
Advisory Fees Paid, Amount	$ 349,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	411,637
Number of Investments:	997
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	349

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Industrials	20.0
Financials	16.2
Consumer Discretionary	13.7
Information Technology	13.7
Health Care	9.3
Real Estate	8.5
Energy	5.2
Materials	4.8
Consumer Staples	3.4
Communication Services	2.8
Other Sectors	5.9
Total Net Assets	103.5

JNL/RAFI Multi-Factor U.S. Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/RAFI Multi-Factor U.S. Equity Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.37%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%
Net Assets	$ 2,274,460,000
Holdings Count | Holdings	884
Advisory Fees Paid, Amount	$ 1,845,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,274,460
Number of Investments:	884
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	1,845

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	26.7
Health Care	14.6
Industrials	13.0
Financials	10.6
Consumer Staples	9.3
Consumer Discretionary	8.2
Energy	6.3
Communication Services	4.8
Materials	3.0
Real Estate	1.8
Other Sectors	2.6
Total Net Assets	100.9

JNL/T. Rowe Price Capital Appreciation Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Capital Appreciation Equity Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 1,050,515,000
Holdings Count | Holdings	93
Advisory Fees Paid, Amount	$ 2,524,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,050,515
Number of Investments:	93
Portfolio Turnover (%):	39
Total Advisory Fees Paid ($):	2,524

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	32.4
Health Care	17.5
Communication Services	10.2
Consumer Discretionary	10.1
Utilities	9.4
Financials	8.8
Industrials	5.5
Consumer Staples	3.8
Energy	2.0
Securities Lending Collateral	1.1
Other Sectors	0.3
Total Net Assets	101.1

JNL/T. Rowe Price Capital Appreciation Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Capital Appreciation Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 15,302,440,000
Holdings Count | Holdings	286
Advisory Fees Paid, Amount	$ 36,930,000
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	15,302,440
Number of Investments:	286
Portfolio Turnover (%):	62
Total Advisory Fees Paid ($):	36,930

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	24.1
Government Securities	15.4
Health Care	12.5
Financials	10.8
Consumer Discretionary	8.7
Utilities	7.9
Communication Services	6.9
Industrials	5.6
Other Short Term Investments	4.5
Consumer Staples	1.7
Other Sectors	1.5
Total Net Assets	99.6
Short Investments
Derivative Instruments	(0.5)
Total Net Assets	(0.5)

JNL/T. Rowe Price Growth Stock Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Growth Stock Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Growth Stock Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 8,852,880,000
Holdings Count | Holdings	115
Advisory Fees Paid, Amount	$ 18,793,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,852,880
Number of Investments:	115
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	18,793

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	54.1
Communication Services	17.0
Industrials	8.1
Consumer Discretionary	7.6
Health Care	5.8
Financials	5.7
Real Estate	0.5
Materials	0.3
Utilities	0.3
Other Short Term Investments	0.2
Other Sectors	0.3
Total Net Assets	99.9

JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Mid-Cap Growth Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 4,367,882,000
Holdings Count | Holdings	294
Advisory Fees Paid, Amount	$ 11,617,000
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,367,882
Number of Investments:	294
Portfolio Turnover (%):	120
Total Advisory Fees Paid ($):	11,617

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	31.2
Industrials	22.6
Health Care	13.3
Consumer Discretionary	11.8
Financials	4.8
Communication Services	4.6
Energy	3.6
Real Estate	2.2
Materials	2.1
Utilities	1.9
Other Sectors	2.5
Total Net Assets	100.6

JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Short-Term Bond Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 1,031,901,000
Holdings Count | Holdings	934
Advisory Fees Paid, Amount	$ 1,625,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,031,901
Number of Investments:	934
Portfolio Turnover (%):	63
Total Advisory Fees Paid ($):	1,625

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Non-U.S. Government Agency ABS	32.6
Derivative Instruments	27.7
Government Securities	21.0
Financials	12.2
U.S. Government Agency MBS	7.4
Health Care	4.4
Other Short Term Investments	3.8
Consumer Staples	2.7
Utilities	2.7
Information Technology	2.6
Other Sectors	12.1
Total Net Assets	129.2
Short Investments
Derivative Instruments	(7.2)
Total Net Assets	(7.2)

JNL/T. ROWE PRICE VALUE FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/T. Rowe Price Value Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 4,377,468,000
Holdings Count | Holdings	109
Advisory Fees Paid, Amount	$ 9,429,000
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,377,468
Number of Investments:	109
Portfolio Turnover (%):	38
Total Advisory Fees Paid ($):	9,429

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	19.3
Financials	18.2
Health Care	13.2
Industrials	12.7
Consumer Discretionary	10.2
Energy	7.7
Consumer Staples	4.6
Materials	4.1
Real Estate	3.6
Utilities	3.2
Other Sectors	2.8
Total Net Assets	99.6

JNL/WCM Focused International Equity Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/WCM Focused International Equity Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 2,392,534,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 7,250,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,392,534
Number of Investments:	40
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	7,250

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	29.3
Industrials	27.7
Financials	14.7
Health Care	8.1
Consumer Staples	5.8
Consumer Discretionary	4.0
Energy	3.2
Communication Services	2.7
Utilities	1.8
Materials	1.7
Other Sectors	0.6
Total Net Assets	99.6

JNL/Westchester Capital Event Driven Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/Westchester Capital Event Driven Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Net Assets	$ 47,557,000
Holdings Count | Holdings	472
Advisory Fees Paid, Amount	$ 246,000
Investment Company, Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	47,557
Number of Investments:	472
Portfolio Turnover (%):	133
Total Advisory Fees Paid ($):	246

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Derivative Instruments	60.4
Financials	25.2
Communication Services	16.7
Other Short Term Investments	15.1
Industrials	9.5
Health Care	6.1
Consumer Discretionary	4.4
Energy	3.8
Materials	2.8
Investment Companies	2.8
Other Sectors	6.0
Total Net Assets	152.8
Short Investments
Derivative Instruments	(16.1)
Energy	(1.5)
Information Technology	(0.4)
Communication Services	(0.3)
Materials	(0.1)
Industrials	(0.1)
Financials	(0.1)
Health Care	(0.0)
Total Net Assets	(18.6)

JNL/WMC BALANCED FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/WMC Balanced Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Balanced Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 9,342,542,000
Holdings Count | Holdings	604
Advisory Fees Paid, Amount	$ 14,456,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,342,542
Number of Investments:	604
Portfolio Turnover (%):	56
Total Advisory Fees Paid ($):	14,456

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Information Technology	25.3
Government Securities	17.8
Financials	9.3
U.S. Government Agency MBS	7.8
Communication Services	6.7
Consumer Discretionary	6.6
Health Care	6.3
Industrials	5.6
Consumer Staples	3.8
Energy	2.8
Other Sectors	9.2
Total Net Assets	101.2
Short Investments
U.S. Government Agency MBS	(0.3)
Total Net Assets	(0.3)

JNL/WMC Equity Income Fund (I)
Shareholder Report [Line Items]
Fund Name	JNL/WMC Equity Income Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Equity Income Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 918,433,000
Holdings Count | Holdings	75
Advisory Fees Paid, Amount	$ 2,008,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	918,433
Number of Investments:	75
Portfolio Turnover (%):	41
Total Advisory Fees Paid ($):	2,008

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	20.0
Health Care	17.6
Information Technology	17.4
Industrials	9.3
Consumer Staples	8.2
Energy	7.7
Utilities	7.2
Materials	3.4
Real Estate	3.4
Communication Services	2.9
Other Sectors	3.4
Total Net Assets	100.5

JNL/WMC VALUE FUND (I)
Shareholder Report [Line Items]
Fund Name	JNL/WMC Value Fund
Class Name	Share Class I
No Trading Symbo lFlag	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL/WMC Value Fund for the period ended June 30, 2026. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.
Additional Information Phone Number	1-800-644-4565
Additional Information Email	DocumentRequest@jackson.com.
Additional Information Website	https://www.jackson.com/fund-literature.html.
Expenses [Text Block]

What were the Fund costs for the last six months?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 949,170,000
Holdings Count | Holdings	167
Advisory Fees Paid, Amount	$ 1,845,000
Investment Company, Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of June 30, 2026?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	949,170
Number of Investments:	167
Portfolio Turnover (%):	134
Total Advisory Fees Paid ($):	1,845

Holdings [Text Block]

What did the Fund invest in as of June 30, 2026?

Industry Sector (%)
Long Investments
Financials	22.3
Information Technology	19.9
Health Care	12.6
Industrials	10.6
Consumer Discretionary	9.4
Consumer Staples	7.7
Energy	5.2
Real Estate	4.2
Communication Services	3.9
Materials	3.1
Other Sectors	2.1
Total Net Assets	101.0